AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 18, 1998
                                             SECURITIES ACT FILE NO. 333-_____
                                     INVESTMENT COMPANY ACT FILE NO. 811-_____
================================================================================
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              ------------------
                                    FORM N-2
         |X|    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         |_|             Pre-Effective Amendment No. ___
         |_|             Post-Effective Amendment No. ___

                                     AND/OR

         |X|          REGISTRATION STATEMENT UNDER THE
         |_|           INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. __

                              ------------------
                                 SIXTH AUTOMATIC
                         COMMON EXCHANGE SECURITY TRUST
               (Exact Name of Registrant as Specified in Charter)

                            C/O GOLDMAN, SACHS & CO.
                                 85 BROAD STREET
                            NEW YORK, NEW YORK 10004
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 902-1000

                            KENNETH L. JOSSELYN, ESQ.
                                 85 BROAD STREET
                            NEW YORK, NEW YORK 10004
                     (Name and Address of Agent for Service)

                                   COPIES TO:

                          Robert E. Buckholz, Jr., Esq.
                               Sullivan & Cromwell
                                125 Broad Street
                            New York, New York 10004

                               ------------------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after the effective date of this Registration Statement.

    If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. |_|
    It is proposed that this filing will become effective when declared effective pursuant to section 8(c).
    If appropriate, check the following box:
    |_| This amendment designates a new effective date for a previously filed registration statement.
    |_| This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-________.

                               ------------------

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
================================================================================
Title of Securities              Proposed Maximum                 Amount of
Being Registered             Aggregate Offering Price(1)      Registration Fee
--------------------------------------------------------------------------------
Trust Automatic Common
  Exchange Securities              $10,000,000                      $2,950
================================================================================
(1) Estimated solely for the purpose of calculating the registration fee.


    THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.
================================================================================

                 SIXTH AUTOMATIC COMMON EXCHANGE SECURITY TRUST

                              CROSS-REFERENCE SHEET

            (PURSUANT TO RULE 81(a) UNDER THE SECURITIES ACT OF 1933)

                            PART A & B OF PROSPECTUS*

ITEM
NUMBER                CAPTION                         LOCATION IN PROSPECTUS
------                -------                         ----------------------
  1.   Outside Front Cover.........................   Front Cover Page
  2.   Cover Pages; Other Offering Information.....   Front Cover Page;
                                                       Underwriting
  3.   Fee Table and Synopsis......................   Prospectus Summary
  4.   Financial Highlights........................   Not Applicable
  5.   Plan of Distribution........................   Front Cover Page;
                                                       Prospectus Summary;
                                                       Underwriting
  6.   Selling Shareholders........................   Not Applicable
  7.   Use of Proceeds.............................   Prospectus Summary-
                                                       The Trust's Investment
                                                      Policies; Use of Proceeds;
                                                       Investment Objective
                                                       and Policies
  8.   General Description of the Registrant.......   Front Cover Page;
                                                       Prospectus Summary;
                                                       The Trust; Investment
                                                       Objective and Policies;
                                                       Risk Factors
  9.   Management..................................   The Trust
 10.   Capital Stock, Long-Term Debt, and Other
       Securities..................................   Investment Objective and
                                                       Policies; Description of
                                                       the Securities; Certain
                                                       Federal Income Tax
                                                       Considerations
 11.   Defaults and Arrears on Senior Securities...   Not Applicable
 12.   Legal Proceedings...........................   Not Applicable
 13.   Table of Contents of the Statement
       of Additional Information...................   Not Applicable
 14.   Cover Page..................................   Not Applicable
 15.   Table of Contents...........................   Not Applicable
 16.   General Information and History.............   The Trust
 17.   Investment Objective and Policies...........   Investment Objective and
                                                       Policies
 18.   Management..................................   The Trust
 19.   Control Persons and Principal Holders of
       Securities..................................   The Trust
 20    Investment Advisory and Other Services......   The Trust
 21.   Brokerage Allocation and Other Practices....   Investment Objective and
                                                       Policies
 22.   Tax Status..................................   Certain Federal Income Tax
                                                       Considerations
 23.   Financial Statements........................   Statement of Assets and
                                                       Liabilities

---------------------------

* Pursuant to the General Instructions to Form N-2, all information required to be set forth in Part B: Statement of Additional Information has been included in Part A: The Prospectus. Information required to be included in Part C is set forth under the appropriate item so numbered in Part C of this Registration Statement.

RED HERRING

The information in this Prospectus is not complete and may be changed. A registration statement relating to the Securities has been filed with the Securities and Exchange Commission. We may not sell these securities until this registration statement is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer, solicitation or sale is not permitted.

                   SUBJECT TO COMPLETION, DATED JUNE 17, 1998

                               _______ SECURITIES

                 Sixth Automatic Common Exchange Security Trust

       $____ Trust Automatic Common Exchange Securities (TRACES (TM)/(SM))
         (Subject to exchange into Shares of Common Stock of [Company])

                           ---------------------------

   The $____ Trust Automatic Common Exchange Securities are a new series of securities issued by the Sixth Automatic Common Exchange Security Trust. The Trust will pay quarterly distributions of $____ on each Security. On June __, 2001, the Trust will exchange each Security for either:
   o Between 0.___ shares and one share of Common Stock of [Company],
   o Cash equal to the value of those shares, or
   o A combination of shares and cash.
The number of shares or amount of cash that will be delivered in exchange for each Security will be based on the price of the Common Stock during the twenty business days before June __, 2001.
   Some or all of the shares or cash may be delivered on September __, 2001, or on any date between June __, 2001 and September __, 2001 instead of on June __, 2001. In that case, holders of the Securities may receive part of the cash or shares on June __, 2001 and the rest between June __, 2001 and September __, 2001.
   This is the first issuance of Securities by the Trust. As a result, there is currently no public market for the Securities. The Trust will apply to list the Securities on the New York Stock Exchange under the symbol "____".
   The Common Stock is currently traded on the New York Stock Exchange under the symbol "____". The last reported sale price of the Common Stock on the New York Stock Exchange on June __, 1998, was $_____ per share. The Company is not affiliated with the Trust.
   The Trust is a newly organized, finite term closed-end investment company. Shares of this type of fund frequently trade at a discount from net asset value. This risk is separate from the risk that the Trust's net asset value will fall. The Trust cannot predict whether the securities will trade at, below or above net asset value. The risk of purchasing investments in a closed-end company that might trade at a discount may be greater for investors who wish to sell their investments soon after completion of this offering.
                           ---------------------------
   This Prospectus sets forth concisely information about the Trust that you should know before investing. You are advised to read this Prospectus and to retain it for future reference. Additional information about the Trust has been filed with the Securities and Exchange Commission and is available upon written or oral request and without charge.
                           ---------------------------
   SEE "RISK FACTORS" BEGINNING ON PAGE ___ OF THIS PROSPECTUS FOR A DISCUSSION OF SOME OF THE RISKS INVOLVED IN INVESTING IN THE SECURITIES.
                           ---------------------------
   NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                          ---------------------------
                                    Per Security                 Total

Price to Public.....................$________....................$________

Sales Load..........................Not applicable...............Not applicable

Proceeds to the Trust...............$________....................$________

   The Trust has granted to the Underwriters an option for 30 days to purchase up to _______ additional Securities at the Price to Public per Security to cover over-allotments. See "Underwriting".

                           ---------------------------
                              GOLDMAN, SACHS & CO.
                           ---------------------------

                  The date of this Prospectus is June__, 1998.

                               PROSPECTUS SUMMARY

    This summary is not a complete description of the Trust or the Securities. It does not contain all the information that may be important to you. To understand this offering fully, you must read this entire Prospectus carefully, including the Risk Factors beginning on page __.

    A Glossary is included in this Prospectus, beginning on page __. You should refer to the Glossary if you wish to understand the terms used in this Prospectus in detail.

THE TRUST

    The Trust is a newly organized trust that exists only to offer the Securities. The only activities of the Trust will be to issue the Securities and to invest in the U.S. Treasury securities and stock purchase contracts described in this Prospectus.

THE TRUST'S INVESTMENT OBJECTIVE

    The Trust's investment objective is to give the holder of each Security a quarterly cash distribution of $____ and, on June __, 2001 (the "Exchange Date"), between 0.____ and 1 shares of Common Stock (or cash equal to the value of some or all of those shares). The number of shares, or amount of cash, that a holder will receive in exchange for a single Security will vary, depending on the average market price of the Common Stock over the twenty business days before the Exchange Date.

    o If the average market price is less than $_______ but equal to or greater than $______, the holder of each Security will receive the number of shares of Common Stock that has a value equal to $_______.

    o If the average market price is equal to or greater than $_______, the holder of each Security will receive 0.__ shares of Common Stock.

    o If the average market price is less than $_______, the holder of each Security will receive one share of Common Stock.

This formula will be adjusted if the Company takes steps that combine, split or dilute the value of the Common Stock. If this formula would require the Trust to deliver a fraction of a share of Common Stock to any holder, the Trust will instead deliver cash equal to the same fraction of the value of a share of Common Stock.

    The delivery of some or all of the shares and cash in exchange for the Securities may be delayed to a date between June __, 2001 and September __, 2001, as described below under "--The Trust's Investment Policies".

    Because of this formula, the holders of the Securities will receive part of any increase in the value of the Common Stock above $_____. However, the holders of the Securities will not receive any increase in the value of the Common Stock unless that value rises higher than $____. The holders will bear the entire amount of any fall in the value of the Common Stock.

    For more detail, please see "Investment Objective and Policies--[Title]".

THE TRUST'S INVESTMENT POLICIES

    To achieve its investment objective, the Trust will invest all the proceeds of the Securities in:

    o "Stripped" U.S. Treasury securities that will mature during each quarter over the term of the Trust. The Trust will use the payments it receives as these U.S. Treasury securities mature to pay the quarterly distributions on the Securities.

    o Stock purchase contracts (the "Contracts") with [number of] stockholders of the Company (each of which is referred to as a "Seller"). Each Seller will be required to deliver shares of Common Stock to the Trust on the Exchange Date. Alternatively, the Sellers may choose to deliver the equivalent amount of cash. If the Sellers perform their obligations, these Contracts will provide the Trust with the shares of Common Stock or cash that the Trust must deliver in exchange for the Securities on the Exchange Date.

    Each Seller has the right to extend the Exchange Date under its Contract to September __, 2001. If a Seller extends the Exchange Date under its Contract, that Seller will not be required to deliver the shares of Common Stock or cash under the Contract until September __, 2001. However, the Seller can then accelerate the delivery of shares or cash to any date between June __, 2001 and September __, 2001. If some of the Sellers extend or accelerate the Exchange Date under their Contracts, the holders of the Securities will not receive the corresponding portion of the shares or cash until the extended or accelerated Exchange Date. However, the holders of the Securities would receive an additional, partial cash distribution on the Securities on the extended or accelerated Exchange Date.

    Each Seller will pledge collateral to the Trust to secure that Seller's obligations under its Contract. The collateral will initially be the shares of Common Stock that the Seller must deliver under the Contract. However, if a Seller complies with its obligations under the Contract and its pledge, the Seller may deliver U.S. Treasury securities as substitute collateral.

    The Trust will not change its investments, even if the value of the Contracts or the Common Stock falls significantly or the financial condition of the Company suffers. Furthermore, because the Trust is a grantor trust for purposes of the U.S. federal tax laws, the trustees of the Trust will not have the power to change the Trust's investments.

    For more detail, please see "Investment Objective and Policies--[Title]".

THE OFFERING

    The Trust is offering _________ Securities to the public at a purchase price of $____ per Security. This price is equal to the last reported sale price of the Common Stock on the date of this Prospectus. The Securities are being offered through Goldman, Sachs & Co. (the "Underwriters").

    In addition, the Trust has granted the Underwriters an option to purchase up to _______ additional Securities. These Securities may only be used to cover over-allotments. For more detail, please see "Underwriting".

THE SECURITIES

    GENERAL. The Trust will pass through to the holders of the Securities all payments that it receives on the U.S. Treasury securities that it purchases with the proceeds of the Securities. Similarly, the Trust will deliver to the holders of the Securities all shares of Common Stock, or cash, that it receives from the Sellers under the Contracts.

    DISTRIBUTIONS. The holder of each Security will receive a distribution of $____ each quarter. The Trust will pay these distributions on each March __, June __, September __ and December __. However, if the Trust would be required to make a distribution on a Saturday, Sunday or legal holiday, that distribution will instead be paid on the next business day. Each payment will be made to the holder of the Security whose name appears in the books of the Trust on the Business Day before the applicable payment date. The first distribution will be payable on September __, 1998 to holders of record on the previous Business Day.

    The only source of cash for the quarterly distributions on the Securities will be the cash received from the U.S. Treasury securities purchased by the Trust with the proceeds of the Securities. Part of each year's distributions on the Securities should be treated as a return of capital under the U.S. federal income tax laws. For more detail, please see "Description of the Securities--Tax Treatment of Distributions".

    EXCHANGE FOR COMMON STOCK. On the Exchange Date, each Security will be exchanged automatically for between 0.__ shares and one share of Common Stock. However, if the Sellers deliver cash instead of Common Stock under the Contracts, the holders of the Securities will receive cash instead of Common Stock on the Exchange Date. The Exchange Date for all or some of the shares and cash may be extended and then accelerated as described above. The amount of cash will be based on the average market price of the Common Stock during the twenty business days before the applicable Exchange Date. The number of shares of Common Stock or amount of cash that will be delivered in exchange for the Securities will be adjusted if the Company takes certain actions that have the effect of combining, splitting or diluting the value of the Common Stock.

    Holders of Securities may receive cash or other common equity securities listed on a U.S. National securities exchange or reported by the NASDAQ National Market ("Marketable Securities"), rather than shares of Common Stock, if the Company merges with another entity, the Company is liquidated, or certain similar events occur.

    In addition, if a Seller defaults under its Contract or its collateral arrangements, that Seller's contract would be accelerated. The holder of each Security would then receive an early distribution of shares of Common Stock (or Marketable Securities), cash, or a combination of Common Stock and cash, instead of a portion of the Common Stock or cash that would otherwise be delivered on the Exchange Date.

    For more detail, please see "Investment Objective and Policies--[Title]".

    VOTING RIGHTS. Holders will have the right to vote on changes to the terms of the Securities, on the replacement of the trustees and the custodian, paying agent, transfer agent, registrar and other agents of the Trust, and on other matters affecting the Trust, as described below under the caption "Description of the Securities". However, holders of the Securities will not have any voting rights with respect to the Common Stock until they actually receive shares of Common Stock in exchange for the Securities. For more detail, please see "Description of the Securities--Voting Rights".

    LISTING. The Trust will apply to list the Securities on the New York Stock Exchange (the "NYSE") under the symbol ___.

THE COMPANY

    [Insert Description of the Company.]

    The Company has prepared a prospectus that describes the Company and the Common Stock. This Company prospectus is attached as Annex A to this Prospectus. The Company is not affiliated with the Trust and will not receive any of the proceeds from the sale of the Securities.

CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

    The Trust will be treated as a grantor trust under the U.S. federal income tax laws. This means that under these tax laws, each holder will be treated as if it owned directly its proportionate share of the assets held by the Trust. Similarly, income and original issue discount received by the Trust will generally be treated as income of the holders.

    Under the U.S. federal income tax laws, the U.S. Treasury securities held by the Trust will be treated as having "original issue discount" that will accrue over the term of the U.S. Treasury securities. However, when the Trust actually receives cash on these U.S. Treasury securities, these cash payments will not be included in the Trust's income. Instead, these payments should reduce the aggregate tax basis of the Securities. A holder will have taxable gain or loss if the Trust receives cash instead of Common Stock.

    Holders should be aware that the assets of the Trust could be characterized differently under the federal income tax laws. Other characterizations could require holders to include more interest in income than they would under the analysis outlined above. For more detail, please see "Certain Federal Income Tax Considerations".

RISK FACTORS

    An investment in the Securities involves risk. Some of the risks of an investment in the Securities are described under "Risk Factors", beginning on page __. These risks include the following:

    o The Trust will not dispose of the Contracts even if the price of the Common Stock falls significantly or the financial condition of the Company suffers. The holders will bear the entire amount of any fall in the value of the Common Stock.

    o Similarly, the U.S. Treasury securities held by the Trust will not be disposed of before their respective maturities or the termination of the Trust, whichever comes first, even if the price of those U.S. Treasury securities falls significantly.

    o If the price of Common Stock rises, a holder of a Security will not receive all of this increase in value. Holders will not receive any of this increase if the average market price of the Common Stock at the Exchange Date is below $______. Holders will receive only ____% of any increase in the value of the Common Stock over $____. On the other hand, holders of Securities will suffer any fall in the value of the Common Stock.

    o The distributions on the Securities will be higher than the annual dividends paid on the Common Stock in the past year. However, if the dividend on the Common Stock is raised, distributions on the Securities may be lower than the dividends paid on the Common Stock.

    o The number of shares of Common Stock or amount of cash that holders may receive on the Exchange Date will be adjusted if the Company takes certain actions that have the effect of combining, splitting or diluting the value of the Common Stock. The number of shares to be received by holders may not be adjusted for other events that may adversely affect the price of the Common Stock.

    o The only assets held by the Trust will be the U.S. Treasury securities and the Contracts. An investment in the Trust will be riskier than an investment in an investment company with diversified investments.

    o The trading prices of the Securities in the secondary market will be directly affected by the trading prices of the Common Stock in the secondary market. The trading prices of the Common Stock will be influenced by the Company's operating results and prospects and by economic, financial and other factors and market conditions. The trading prices of the Securities will also be affected by fluctuations in interest rates and other factors that are difficult to predict and beyond the Trust's control.

    o There can be no assurance that a secondary market will develop for the Securities or that, if a secondary market does develop, that it will provide the holders with liquidity of investment or that it will continue for the life of the Securities.

    o Holders of the Securities will not be entitled to any rights with respect to the Common Stock unless and until they actually receive Common Stock in exchange for the Securities. For example, holders of Securities will not be entitled to vote the shares of Common Stock or receive dividends.

FEES AND EXPENSES

    UNDERWRITERS' COMPENSATION. The Sellers will compensate the Underwriters for the offering of the Securities because a significant portion of the proceeds of the sale of the Securities will be used by the Trust to purchase the Contracts from the Sellers. The Underwriting Agreement requires the Sellers to pay the Underwriters $____ for each Security sold in the offering.

    ORGANIZATIONAL AND OFFERING COSTS. The organizational costs of the Trust will be approximately $10,000. The costs of the Trust in connection with the offering of the Securities will be approximately $_______. The Seller will pay these organizational and offering costs.

    COSTS OF OTHER SERVICE PROVIDERS. At the closing of the offering of the Securities, the Sellers will make a one-time, up-front payment to the Administrator, the Custodian, the Paying Agent and each Trustee as compensation for its services to the Trust. The Sellers will also pay the Administrator $_____ to cover the anticipated expenses of the Trust over the term of the Trust. The Sellers will also pay any on-going expenses of the Trust above these estimated amounts and reimburse the Trust for any amounts it may pay as indemnification to any Trustee, the Administrator, the Custodian or the Paying Agent.

    DISCLOSURE REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION. The Securities and Exchange Commission (the "SEC") requires the Trust to present its expenses in the following format. The SEC intends that this requirement assist investors in understanding the various costs and expenses that an investor in the Securities will bear directly or indirectly.

    Because the Trust will not bear any fees or expenses, investors will not bear any expenses directly. The only expenses that an investor might be considered to be bearing indirectly are (i) the compensation that each Seller will pay to the Underwriters for selling that investor's Securities and (ii) the ongoing expenses of the Trust that the Sellers will pay at the closing of the offering.

    INVESTOR TRANSACTION EXPENSES
    Sales Load (as a percentage of offering price)........................___%
    Dividend Reinvestment and Cash Purchase Plan Fees.....................N/A

    ANNUAL EXPENSES (AS A PERCENTAGE OF NET ASSETS)
    Management Fees......................................................   0%
    Other Expenses........................................................___%
         Total Annual Expenses...........................................    %
                                                                          ===

    The SEC also requires that closed-end investment companies present an illustration of cumulative expenses (both direct and indirect) that an investor would bear. The example must factor in the applicable Sales Load and to assume, in addition to a 5% annual return, the reinvestment of all distributions at net asset value. YOU SHOULD NOTE THAT THE ASSUMPTION OF A 5% ANNUAL RETURN DOES NOT ACCURATELY REFLECT THE FINANCIAL TERMS OF THE TRUST. SEE "INVESTMENT OBJECTIVE AND POLICIES--GENERAL". ADDITIONALLY, THE TRUST DOES NOT PERMIT THE REINVESTMENT OF DISTRIBUTIONS.


     EXAMPLE                                            1 YEAR       3 YEARS
     -------                                            ------       -------
     You would bear the following expenses
     (i.e., the applicable sales load and
     allocable portion of annual expenses paid
     by the Sellers) on a $1,000 investment,
     assuming a 5% annual return........................$            $

                                    THE TRUST

CREATION AND FORM OF THE TRUST

    The Trust is a newly organized New York trust. It is a registered, non-diversified, closed-end management investment company under the Investment Company Act of 1940. The Trust was formed on June __, 1998 under a trust agreement, which was amended and restated as of June __, 1998 to reflect the terms of this offering. The address of the Trust is 85 Broad Street, New York, New York 10004 (telephone no. (212) 902-1000).

TRUST TERMINATION

    The Trust will terminate automatically on or shortly after the final Exchange Date. Alternatively, if all Contracts are accelerated because of a Reorganization Event or a Collateral Event of Default, then any U.S. Treasury securities then held in the Trust will be liquidated by the Administrator and the proceeds distributed pro rata to the holders, together with the shares or cash distributed upon acceleration, and the Trust will be terminated. See "Investment Objective and Policies--The Contracts--Collateral Arrangements; Acceleration" and "Investment Objective and Policies--The U.S. Treasury Securities".

THE TRUSTEES

    The Trust will be internally managed by three Trustees. One of the Trustees will be designated as the "Managing Trustee" of the Trust. The Trustees will be responsible for the general management and operations of the Trust. However, the Trustees will not have the power to vary the investments held by the Trust. See "Investment Objective and Policies".

    The individuals who have been elected by Goldman, Sachs & Co., as the sponsor of the Trust, to serve as the Trustees are set forth below. The Sellers will pay each Trustee, on behalf of the Trust, a one-time, up-front fee to cover the Trustee's annual fee [and anticipated out-of-pocket expenses]. The Managing Trustee will also receive an additional up-front fee for serving in that capacity. The names, ages, addresses and titles of the Trustees, their principal occupations during the past five years, and their compensation are as follows:

                                            PRINCIPAL OCCUPATION
                                                  DURING
NAME, AGE AND ADDRESS     TITLE                PAST FIVE YEARS       COMPENSATION
---------------------     -----             --------------------     ------------

                          Managing Trustee                             $14,400
                          Trustee                                      $10,600
                          Trustee                                      $10,600

    None of the Trustees is an "interested person" of the Trust as defined in the Investment Company Act. Furthermore, none of the Trustees is a director, officer or employee of the Underwriters or of the Administrator, or of the affiliate of the Underwriters or the Administrator. Each of the Trustees serves as a trustee of other similar trusts, but none of the Trustees receives any compensation for serving as a trustee or director of any other affiliated investment company.

OTHER SERVICE PROVIDERS

    ADMINISTRATOR. The day-to-day affairs of the Trust will be managed by ____________________ as Trust Administrator under an Administration Agreement. Under the Administration Agreement, the Trustees have delegated most of their operational duties to the Trust Administrator, including the duties to:

    o   receive invoices for expenses incurred by the Trust;

    o with the approval of the Trustees, engage legal and other professional advisors (other than the independent public accountants for the Trust);

    o instruct the Trust's Paying Agent to pay the distributions on the Securities;

    o prepare and mail, file or publish all notices, proxies, reports, tax returns and other communications and documents for the Trust and keep all the Trust's books and records;

    o at the direction of the Trustees, institute and prosecute legal and other appropriate proceedings to enforce the rights and remedies of the Trust; and

    o make all necessary arrangements for meetings of the Trustees and any meetings of holders.

    The Administrator will not select the independent public accountants for the Trust. The Administrator also will not sell any of the Trust's assets, except
(1) when the Contracts require a delivery by the Trust, (2) when the collateral agreements securing the Contracts require the Trust to liquidate collateral posted by a Seller, and (3) when the Trust terminates.

    Either the Trust or the Administrator may terminate the Administration Agreement by giving 60 days' written notice. However, no termination will become effective until a replacement Administrator has accepted the duties of the Administrator.

    The address of the Administrator is _________________________________.

    CUSTODIAN. The assets of the Trust will be held by ___________________ as the Trust's Custodian under a Custodian Agreement. If the Custodian Agreement is terminated by the Trust or the Custodian resigns, the Trust must engage a new Custodian to hold the Trust assets. Under the Custodian Agreement, the Custodian must invest all cash received by the Trust and that is not paid to cover Trust expenses in short-term U.S. Treasury securities maturing on or shortly before the next quarterly distribution date.

    COLLATERAL AGENT. The Custodian will also act as Collateral Agent under the Collateral Agreements with the Sellers. The Collateral Agent will hold a perfected security interest in the Common Stock and U.S. Government obligations or other assets pledged by the Sellers under the Contracts.

    PAYING AGENT. ____________________ will serve as the transfer agent, registrar and paying agent (the "Paying Agent") for the Securities under a Paying Agent Agreement. If the Paying Agent Agreement is terminated by the Trust or the Paying Agent resigns, the Trust will use its best efforts to engage a new Paying Agent.

    Except for its roles as Administrator, Custodian, Collateral Agent and Paying Agent, ____________________ has no other affiliation with, and is not engaged in any other transactions with, the Trust.

INDEMNIFICATION

    The Trust will indemnify each Trustee, the Administrator, the Custodian, the Collateral Agent and the Paying Agent against any liabilities or costs (including the costs of defending against any liability) that it may incur in acting in that capacity, except for willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties or where applicable law prohibits that indemnification. The Sellers have agreed to reimburse the Trust for any amounts it may be required to pay under these indemnifications.

ESTIMATED EXPENSES OF THE TRUST

    In addition to the Trustees' compensation described above, at the closing of this offering the Sellers will pay to the Administrator, the Custodian and the Paying Agent a one-time, up-front amount totaling $_______ to cover their fees. The Sellers will also pay the Administrator a one-time up-front amount totaling $________ to cover anticipated expenses of the Trust over the term of the Trust. The anticipated Trust expenses to be borne by the Administrator include, among other things:

    o   expenses for legal and independent accountants' services;

    o   costs of printing proxies, Securities certificates and holder reports;

    o   expenses of the Trustees;

    o   fidelity bond coverage; and

    o any expenses of qualifying the Securities for sale in the various states.

In addition, the Sellers will pay, on behalf of the Trust, organization costs of the Trust in the amount of $__________ and estimated costs of the Trust in connection with the initial registration and public offering of the Securities in the amount of $_______.

    The amount payable to the Administrator to cover ongoing expenses of the Trust was determined based on estimates made in good faith on the basis of information currently available to the Trust, including estimates furnished by the Trust's agents. There cannot, however, be any assurance that actual operating expenses of the Trust will not be substantially more than this amount. The Sellers have agreed to pay any excess expenses beyond this amount. If the Sellers do not pay those excess expenses, the Trust will have to pay them, which will reduce the amount available to distribute to holders.

INVESTMENT COMPANY ACT EXEMPTION

    The SEC has issued an order that exempts the Trust from the requirements of
Section 12(d)(1) of the Investment Company Act that restrict the amount of Securities that registered investment companies could otherwise own. Accordingly, registered investment companies may hold Securities in excess of the limits imposed by Sections 12(d)(1)(A)(i) and 12(d)(1)(C) of the Investment Company Act. However, any such investment company will be required to vote its Securities in proportion to the votes of all other holders.


                                 USE OF PROCEEDS

    The net proceeds of this offering will be used immediately upon the closing of this offering to

    o purchase a portfolio of stripped U.S. Treasury securities with face amounts and maturities corresponding to the quarterly distributions payable with respect to the Securities, and

    o   pay the purchase price to the Sellers under the Contracts.

                        INVESTMENT OBJECTIVE AND POLICIES

GENERAL

    The Trust's investment objective is to give the holder of each Security a quarterly cash distribution of $____ and, on the Exchange Date, between 0.____ and 1 shares of Common Stock (or cash equal to the value of some or all of those shares). The number of shares, or amount of cash, that a holder will receive in exchange for a single Security will vary, depending on the average market price of the Common Stock over the twenty business days before the Exchange Date. To achieve this objective, the Trust will use the proceeds of the Securities to buy and hold:

    o a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through June __, 2001 and

    o   the Contracts relating to the Common Stock

    The number of shares of Common Stock that will be delivered in exchange for each Security is the "Exchange Rate". The Exchange Rate will vary in accordance with a formula, depending on the "Average Market Price" of the Common Stock on the Exchange Date:

    o if the Average Market Price is less than the Appreciation Threshold Price but equal to or greater than the Initial Price, the Exchange Rate will be the number of shares of Common Stock having a value (determined at the Average Market Price) equal to the Initial Price;

    o if the Average Market Price is equal to or greater than the Appreciation Threshold Price, the Exchange Rate will be 0.__ shares of Common Stock; and

    o if the Average Market Price is less than the Initial Price, the Exchange Rate will be one share of Common Stock.

    This formula will be adjusted if the Company takes steps that combine, split or dilute the value of the Common Stock. See "--The Contracts--Dilution Adjustments". The Exchange Rate will be rounded upward or downward to the nearest 1/10,000 (or if there is not a nearest 1/10,000, to the next lower 1/10,000). Holders who would otherwise receive fractional shares on the Exchange Date will instead receive cash.

    The "Average Market Price" per share of Common Stock on any date means the average Closing Price of a share of Common Stock on the 20 Trading Days immediately prior to but not including that date, except that for purposes of determining the payment required upon cash settlement of a Contract in connection with a Rollover Offering, "Average Market Price" means the Closing Price per share of Common Stock on the Trading Day immediately before the date that the Rollover Offering is priced (the "Pricing Date") or, if the Rollover Offering is priced after 4:00 P.M., New York City time, on the Pricing Date, the Closing Price per share on the Pricing Date.

    "Rollover Offering" means a reoffering or refinancing of the Securities effected not earlier than June __, 2001, by means of a completed public offering or offerings (which may include one or more exchange offers) by or on behalf of the Sellers.

    The "Closing Price" of the Common Stock on any date of determination means the daily closing sale price (or, if no closing sale price is reported, the last reported sale price) of the Common Stock as reported on the NYSE Consolidated Tape on that date of determination or, if the Common Stock is not listed for trading on the NYSE on any such date, as reported in the composite transactions for the principal United States securities exchange on which the Common

Stock is so listed, or if the Common Stock is not so listed on a United States national or regional securities exchange, as reported by the NASDAQ National Market or, if the Common Stock is not so reported, the last quoted bid price for the Common Stock in the over-the-counter market as reported by the National Quotation Bureau or similar organization, provided that if any event that results in an adjustment to the number of shares of Common Stock deliverable under the Contracts as described under "--The Contracts--Dilution Adjustments" occurs before the Exchange Date, the Closing Price as determined pursuant to the foregoing will be appropriately adjusted to reflect the occurrence of that event.

    A "Trading Day" means a day on which the Common Stock (A) is not suspended from trading on any national or regional securities exchange or association or over-the-counter market at the close of business and (B) has traded at least once on the national or regional securities exchange or association or over-the-counter market that is the primary market for the trading of that security.

    For illustrative purposes only, the following chart shows the number of shares of Common Stock that a holder would receive for each Security at various Average Market Prices. The chart assumes that there would be no adjustments to the number of shares of Common Stock deliverable under the Contracts by reason of the occurrence of any of the events described under "--The Contracts-- Dilution Adjustments". There can be no assurance that the Average Market Price on the Exchange Date will be within the range set forth below. Given the Initial Price of $____ per Security and the Appreciation Threshold Price of $____, a holder would receive in connection with the exchange of Securities on the Exchange Date the following number of shares of Common Stock:


            AVERAGE MARKET PRICE                 NUMBER OF SHARES
              OF COMMON STOCK                     OF COMMON STOCK
            --------------------                 ----------------





    Holders of Securities may receive cash or other Marketable Securities, rather than shares of Common Stock, if the Company merges with another entity, the Company is liquidated, or certain similar events occur. If one of these events would require the Trust to deliver cash in exchange for the Securities, this delivery would take place before June __, 2001. See "--The Contracts--Reorganization Events".

    In addition, if a Seller defaults under its Contract or its collateral arrangements, that Seller's contract would be accelerated. The holder of each Security would then receive an early distribution of shares of Common Stock (or Marketable Securities), cash, or a combination of Common Stock and cash, instead of a portion of the Common Stock or cash that would otherwise be delivered on the Exchange Date. See "--The Contracts--Collateral Arrangements; Acceleration".

    A fundamental policy of the Trust is to invest at least 70% of its total assets in the Contracts. The Trust has also adopted a fundamental policy that the Contracts may not be disposed of during the term of the Trust and that the U.S. Treasury securities held by the Trust may not be disposed of before the earlier of their respective maturities and the termination of the Trust. The foregoing investment objective and policies are fundamental policies of the Trust that may not be changed without the approval of a majority of the Trust's outstanding Securities. A "majority of the Trust's outstanding Securities" means the lesser of (i) 67% of the Securities represented at a meeting at which more than 50% of the outstanding Securities are represented, and (ii) more than 50% of the outstanding Securities.

    The value of the Common Stock (or cash or Marketable Securities received in lieu of Common Stock) that will be received by holders under the Securities may be more or less than the amount paid for the Securities offered hereby.


EXTENSION OF THE EXCHANGE DATE

    Each Seller has the right to extend the Exchange Date under that Seller's Contract to September __, 2001. If a Seller extends the Exchange Date under that Seller's Contract, that Seller will not be required to deliver the shares of Common Stock or cash under the Contract until September __, 2001. However, once a Seller extends the term of its contract, the Seller can then accelerate the delivery of shares or cash to any date between June __, 2001 and September __, 2001. If some of the Sellers extend or accelerate the Exchange Date under their Contracts, the holders of the Securities will not receive the corresponding portion of the shares or cash until the extended or accelerated Exchange Date. However, the holders of the Securities would receive an additional cash distribution on the Securities on the extended or accelerated Exchange Date, as described below. The amount of this additional distribution would be a portion of the regular quarterly distribution proportionate to the number of shares of Common Stock covered by those Sellers' contracts. For example, if the Exchange Date is extended to September __, 2001 for half the shares or cash deliverable on the Exchange Date, the additional distribution would be equal to half the regular quarterly distribution. If the final Exchange Date falls between June __, 2001 and September __, 2001, the additional distribution will be prorated both to reflect the number of securities covered by the extended and accelerated Contracts and the number of days by which the Exchange Date is extended. For example, if the Exchange Date for half the shares or cash deliverable on the Exchange Date is extended to September __, 2001 and then accelerated to August __, 2001 (i.e., two-thirds of the time between June __, 2001 and September __,
2001), the additional distribution would be equal to two-thirds of one-half (or one-third) of the regular quarterly distribution.

THE COMPANY

    [Insert description of the Company.]

    The shares of Common Stock are traded on the New York Stock Exchange. The following table sets forth, for the calendar quarters indicated, the reported high and low sales prices of the shares of Common Stock on the New York Stock Exchange Composite Tape and the cash dividends per share of Common Stock. As of June __, 1998, there were ____ record holders of the

Common Stock, including The Depository Trust Company, which holds shares of Common Stock on behalf of an indeterminate number of beneficial owners.

                                                HIGH        LOW        DIVIDEND
                                                                       PER SHARE
                                                ----        ---        --------

1996
   1st Quarter.................................
   2nd Quarter.................................
   3rd Quarter.................................
   4th Quarter.................................
1997
   1st Quarter.................................
   2nd Quarter.................................
   3rd Quarter.................................
   4th Quarter ................................
1998
   1st Quarter.................................
   2nd Quarter (through June __, 1998)......... ____        ____         ____(1)

---------------------------

(1) The dividend with respect to the Common Stock is payable June __, 1998 to holders of record on June __, 1998.

    Holders will not be entitled to rights with respect to the Common Stock (including, without limitation, voting rights and rights to receive dividends or other distributions on the Common Stock) until receipt of shares of Common Stock by the holders as a result of the exchange of the Securities for the Common Stock on the Exchange Date.

    Reference is made to the accompanying prospectus of the Company, dated June __, 1998 (pages A-1 through A-_ hereto) which describes the Company and the shares of Common Stock deliverable to the holders upon mandatory exchange of the Securities on the Exchange Date. The Company is not affiliated with the Trust and will not receive any of the proceeds from the sale of the Securities. The Company prospectus relates to an aggregate of _________ shares of Common Stock (plus an additional _______ shares that may be delivered upon exercise of the Underwriters' over-allotment option).

THE CONTRACTS

    GENERAL. The Trust will enter into a Contract with each Seller obligating that Seller to deliver to the Trust on the Exchange Date a number of shares of Common Stock equal to the product of the Exchange Rate times the initial number of shares of Common Stock covered by that Contract. The aggregate initial number of shares of Common Stock under the Contracts will equal the aggregate number of Securities offered hereby (which will be increased if the Underwriters exercise their over-allotment option).

    Each Contract also provides that if the Seller delivers Securities to the Trust on or before the Exchange Date, its obligation under the Contract will be proportionately reduced. The delivery of Securities in partial or complete satisfaction of a Seller's obligations will not affect the amount of Common Stock or cash receivable by holders of Securities on the Exchange Date.

    The purchase price under the Contracts will be $______ per share of Common Stock (assuming no adjustments are made). The aggregate purchase price that the Trust will pay for all the Contracts will be $______. This price will be paid on the closing date of this offering (or, for the portion of the Contracts relating to the Securities to be sold under the Underwriters' over-allotment option, on the closing date (or the exercise of that option). The purchase price of the Contracts was arrived at by arm's-length negotiation between the Trust and the Sellers taking into consideration factors including the price, expected dividend level and volatility of the Common Stock, current interest rates, the term of the Contracts, current market volatility generally, the collateral security pledged by the Sellers, the value of other similar instruments and the costs and anticipated proceeds of the offering of the Securities. All matters relating to the administration of the Contracts will be the responsibility of either the Administrator or the Custodian.

    DILUTION ADJUSTMENTS. The Exchange Rate will be adjusted if the Company (i) pays a stock dividend or makes a distribution with respect to the Common Stock in shares of that stock, (ii) subdivides or splits its outstanding shares of Common Stock, (iii) combines its outstanding shares of Common Stock into a smaller number of shares, or (iv) issues by reclassification of its shares of Common Stock any shares of other common stock of the Company. In any such event, the Exchange Rate will be adjusted as follows: for each share of Common Stock that would have been deliverable upon exchange before the adjustment, the holder will receive the number of shares of Common Stock (or, in the case of a reclassification referred to in clause (iv) above, the number of shares of other common stock of the Company issued pursuant to that reclassification), or fraction of such shares, that a shareholder who held one share of Common Stock immediately before that event would be entitled solely by reason of that event to hold immediately after that event.

    In addition, if the Company issues rights or warrants to all holders of Common Stock entitling them to subscribe for or purchase shares of Common Stock at a price per share less than the Then-Current Market Price of the Common Stock (as defined below) (other than rights to purchase Common Stock pursuant to a plan for the reinvestment of dividends or interest), then the Exchange Rate will be adjusted pursuant to the following formula:

                           A =  ER   x   OS + AS
                                         -------
                                         OS + PS

    where

    ER =   the Exchange Rate before the adjustment;

    OS = the number of shares of Common Stock outstanding immediately before the time (determined as described below) the adjustment is calculated by reason of the issuance of those rights or warrants;

    AS = the number of additional shares offered for subscription or purchase pursuant to those rights or warrants; and

    PS = the number of additional shares that the aggregate offering price of the shares so offered for subscription or purchase would purchase at the Then-Current Market Price.

To the extent that, after expiration of those rights or warrants, the shares offered by such rights or warrants are not actually delivered, the Exchange Rate will be further adjusted to equal the Exchange Rate that would have been in effect had the foregoing adjustment been made upon the basis of delivery of only the number of shares of Common Stock actually delivered.

    The "Then-Current Market Price" of the Common Stock means the average Closing Price per share of Common Stock for a Calculation Period of five Trading Days immediately before the time that adjustment is effected (or, in the case of an adjustment effected at the opening of business on the business day after a record date, as described below, immediately before the earlier of the time that adjustment is effected and the related "ex-date" on which the shares of Common Stock first trade regular way on their principal market without the right to receive the relevant dividend, distribution or issuance); provided that if no Closing Price for the Common Stock is determined for one or more (but not all) of those Trading Days, that Trading Day will be disregarded in the calculation of the Then-Current Market Price (but no additional Trading Days will be added to the Calculation Period). If no Closing Price for the Common Stock is determined for any of those

Trading Days, the most recently available Closing Price for the Common Stock before those five Trading Days will be the Then-Current Market Price. "Calculation Period" means any period of Trading Days for which an average security price must be determined pursuant to the Contracts.

    In addition, if the Company pays a dividend or makes a distribution to all holders of Common Stock, in either case, of evidences of its indebtedness or other non-cash assets (excluding any stock dividends or distributions in shares of Common Stock) or issues to all holders of Common Stock rights or warrants to subscribe for or purchase any of its securities (other than rights or warrants referred to in the second paragraph of this subsection), then the Exchange Rate will be adjusted pursuant to the following formula:

                      A =  ER  x     T
                                   -----
                                   T - V
      where

    ER =  the Exchange Rate before adjustment;

    T  =  the Then-Current Market Price per share of Common Stock; and

    V = the fair market value (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator) as of the time the adjustment is calculated of the portion of those evidences of indebtedness, non-cash assets or rights or warrants payable in respect of one share of Common Stock.

    In addition, if the Company distributes cash (other than an Excluded Distribution), by dividend or otherwise, to all holders of Common Stock or makes an Excess Purchase Payment, then the Exchange Rate will be adjusted pursuant to the following formula:

                      A =  ER  x     T
                                   -----
                                   T - D

    where

    ER =   the Exchange Rate before adjustment;

    T  =   the Then-Current Market Price on the record date for that
           distribution; and

    D  =   the amount of that distribution applicable to one share of Common
           Stock that would not be a Permitted Dividend (or in the case of an Excess Purchase Payment, the aggregate amount of that Excess Purchase Payment divided by the number of outstanding shares of Common Stock on that record date).

    For purposes of these adjustments,

    (a) the term "Excluded Distribution" means any Permitted Dividend, any cash distributed in consideration of fractional shares of Common Stock and any cash distributed in a Reorganization Event;

    (b) the term "Permitted Dividend" means any quarterly cash dividend on the Common Stock, other than a quarterly cash dividend that exceeds the immediately before quarterly cash dividend, and then only to the extent that the per share amount of that dividend results in an annualized dividend yield on the Common Stock above ______%; and

    (c) the term "Excess Purchase Payment" means the excess, if any, of (i) the cash and the value (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator, whose determination will be conclusive) of all other consideration paid by the Company with respect to one share of Common Stock acquired in a tender offer or exchange offer by the Company over (ii) the Then-Current Market Price per share of Common Stock.

    If any adjustment in the Exchange Rate must be calculated pursuant to the formulas described above, corresponding adjustments to the Initial Price and the Appreciation Threshold Price will be calculated.

    Dilution adjustments will be effected: (i) in the case of any dividend, distribution or issuance described above, at the opening of business on the business day after the record date for determination of holders of Common Stock entitled to receive that dividend, distribution or issuance or, if the announcement of any such dividend, distribution or issuance is after that record date, at the time that dividend, distribution or issuance is announced by the Company; (ii) in the case of any subdivision, split, combination or reclassification described above, on the effective date of that transaction;
(iii) in the case of any Excess Purchase Payment for which the Company announces, at or before the time it commences the relevant share repurchase, the repurchase price for those shares to be repurchased, on the date of that announcement; and (iv) in the case of any other Excess Purchase Payment, on the date that the holders of Common Stock become entitled to payment with respect to that Excess Purchase Payment. There will be no adjustment under the Contracts for any dividends, distributions, issuances or repurchases that may be declared or announced after the Exchange Date. If any announcement or declaration of a record date for a dividend, distribution, issuance or repurchase is subsequently canceled by the Company, or that dividend, distribution, issuance or repurchase fails to receive requisite approvals or fails to occur for any other reason, then the Exchange Rate will be further adjusted to equal the Exchange Rate that would have been in effect had the adjustment for that dividend, distribution, issuance or repurchase not been made. If after an announcement of a share repurchase, the Company reduces the repurchase price or repurchases fewer shares than announced, upon completion of that share repurchase, the Exchange Rate will be further adjusted to equal the Exchange Rate that would have been in effect had the adjustment for that repurchase been based on the actual price and amount repurchased. All adjustments described herein will be rounded upward or downward to the nearest 1/10,000 (or if there is not a nearest 1/10,000, to the next lower 1/10,000). No adjustment in the Exchange Rate will be required unless that adjustment would require an increase or decrease of at least one percent in the Exchange Rate; provided, however, that any adjustments which by reason of the foregoing are not required to be made will be carried forward and taken into account in any subsequent adjustment.

    REORGANIZATION EVENTS. If a Reorganization Event occurs, the Exchange Rate will be adjusted such that, on the Exchange Date, each holder will receive for each Security cash in an amount equal to:

              (i) if the Transaction Value (as defined below) is less than the Appreciation Threshold Price but equal to or greater than the Initial Price, the Initial Price,

              (ii) if the Transaction Value is greater than or equal to the Appreciation Threshold Price, 0.__ multiplied by the Transaction Value, and

              (iii) if the Transaction Value is less than the Initial Price, the Transaction Value.

However, if the consideration received by holders of Common Stock in that Reorganization Event does not include any Marketable Securities, then (a) the Sellers' delivery obligations under the Contracts will be accelerated, and the Sellers will be required to deliver the Transaction Value to the Trust promptly upon consummation of the Reorganization Event; (b) the Custodian will liquidate the U.S. Treasury securities acquired by the Trust at closing and then held by the Trust; and (c) the Transaction Value and the proceeds of that liquidation will be distributed to the holders.

    Notwithstanding the foregoing, to the extent that any Marketable Securities (as defined below) are received by holders of Common Stock in a Reorganization Event, then in lieu of delivering cash as provided above, the Sellers may at their option deliver a proportional amount of those Marketable Securities on the Exchange Date. If the Sellers elect to deliver Marketable Securities on the Exchange Date, holders will be responsible for the payment of any and all brokerage and other transaction costs upon the sale of those securities.

    "Reorganization Event" means (A) any consolidation or merger of the Company, or any surviving entity or subsequent surviving entity of the Company (a "Company Successor"), with or into another entity (other than a merger or consolidation in which the Company is the continuing corporation and in which the Common Stock outstanding immediately before the merger or consolidation is not exchanged for cash, securities or other property of the Company or another corporation), (B) any sale, transfer, lease or conveyance to another corporation of the property of the Company or any Company Successor as an entirety or substantially as an entirety, (C) any statutory exchange of securities of the Company or any Company Successor with another corporation (other than in connection with a merger or acquisition) or (D) any liquidation, dissolution or winding up of the Company or any Company Successor.

    "Transaction Value" means (i) for any cash received in a Reorganization Event, the amount of cash received per share of Common Stock, (ii) for any property other than cash or Marketable Securities received in a Reorganization Event, an amount equal to the market value on the date the Reorganization Event is consummated of the property received per share of Common Stock as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator and (iii) for any Marketable Securities received in a Reorganization Event, an amount equal to the average Closing Price per share of those securities on the 20 Trading Days immediately before the Exchange Date multiplied by the number of those securities received for each share of Common Stock; provided that if no Closing Price for those Marketable Securities is determined for one or more (but not all) of those Trading Days, those Trading Days will be disregarded in the calculation of the average Closing Price (but no additional Trading Days will be added to the Calculation Period). If no Closing Price for the Marketable Securities is determined for all those Trading Days, the calculation in the preceding clause (iii) will be based on the most recently available Closing Price for the Marketable Securities before those 20 Trading Days. The number of shares of Marketable Securities included in the calculation of Transaction Value for purposes of the preceding clause (iii) will be adjusted if a dilution event of the type described above occurs with respect to the issuer of the Marketable Securities between the time of the Reorganization Event and the Exchange Date.

    For purposes of determining Transaction Value, the terms "Trading Day" and "Closing Price" will have the same meaning, as applied to the Marketable Securities, as these terms have as applied to the Common Stock for purposes of determining the Average Market Price.

    "Marketable Securities" means any common equity securities (whether voting or non-voting) listed on a U.S. national securities exchange or reported by the NASDAQ National Market.

    No dilution adjustments will be made for events, other than those described above, such as offerings of Common Stock (other than through the issuance of rights or warrants described above) for cash or in connection with acquisitions.

    COLLATERAL ARRANGEMENTS; ACCELERATION. Each Seller's obligations under the Contract between that Seller and the Trust initially will be secured by a security interest in the maximum number of shares of Common Stock covered by that Contract (adjusted in accordance with the dilution adjustment provisions of that Contract, described above), pursuant to a Collateral

Agreement between that Seller and the Collateral Agent. Unless a Seller is in default in its obligations under its Collateral Agreement, the Seller will be permitted to substitute for the pledged shares of Common Stock collateral consisting of short-term, direct obligations of the U.S. Government. Any U.S. Government obligations pledged as substitute collateral will be required to have an aggregate market value at the time of substitution and at daily mark-to-market valuations after that time of not less than 150% (or, from and after any Insufficiency Determination that is not cured by the close of business on the next business day, as described below, 200%) of the product of the market price of the Common Stock at the time of each valuation times the number of shares of Common Stock for which those obligations are being substituted. The Collateral Agreements will provide that, if a Reorganization Event occurs, each Seller will pledge as alternative collateral any Marketable Securities received by it in exchange for the maximum number of shares of Common Stock covered by its Contract at the time of the Reorganization Event, plus cash in an amount equal to 100% of that Seller's Cash Delivery Obligations (or U.S. Government obligations having an aggregate market value when pledged and at daily mark-to-market valuations after that time of not less than 105% of those Cash Delivery Obligations). The Collateral Agent will be required, under the Collateral Agreements, to invest any such cash in U.S. Treasury securities maturing on or before June __, 2001. A Seller's "Cash Delivery Obligations" will be the Transaction Value of any consideration other than Marketable Securities received by that Seller in exchange for the maximum number of shares covered by its Contract at the time of the Reorganization Event. The number of shares of Marketable Securities required to be pledged will be adjusted if any event requiring a dilution adjustment under the Contracts occurs. The Sellers will be permitted to substitute U.S. Government obligations for Marketable Securities pledged at the time of or after any Reorganization Event. Any U.S. Government obligations so substituted will be required to have an aggregate market value at the time of substitution and at daily mark-to-market valuations after that time of not less than 150% (or, from and after any Insufficiency Determination that is not cured by the close of business on the next business day, as described below, 200%) of the product of the market price per share of Marketable Securities at the time of each valuation times the number of shares of Marketable Securities for which those obligations are being substituted. The Collateral Agent will promptly pay over to each Seller any dividends, interest, principal or other payments received by the Collateral Agent on any collateral pledged by that Seller, including any substitute collateral, unless that Seller is in default of its obligations under its Collateral Agreement, or unless the payment of that amount to that Seller would cause the collateral to become insufficient under its Collateral Agreement. Each Seller will have the right to vote any pledged shares of Marketable Securities for so long as those shares are owned by it and pledged under its Collateral Agreement, including after an event of default under that Seller's Contract or Collateral Agreement.

         If the Collateral Agent determines (an "Insufficiency Determination") that U.S. Government obligations pledged by any Seller as substitute collateral fails to meet the foregoing requirements at any valuation, or that that Seller has failed to pledge additional collateral required as a result of a dilution adjustment increasing the maximum number of shares of Common Stock or shares of Marketable Securities covered by that Contract, and that failure is not cured by the close of business on the next business day after that determination, then, unless a Collateral Event of Default (as defined below) under that Collateral Agreement has occurred and is continuing, the Collateral Agent will commence (i) sales of the collateral consisting of U.S. Government obligations and (ii) purchases, using the proceeds of those sales, of shares of Common Stock or shares of Marketable Securities, in an amount sufficient to cause the collateral to meet the requirements under that Collateral Agreement. The Collateral Agent will discontinue those sales and purchases if at any time a Collateral Event of Default under the Collateral Agreement has occurred and is continuing. A "Collateral Event of Default" under a Seller's Collateral Agreement means, at any time, (A) if no U.S. Government obligations are pledged as substitute collateral at that time, failure of the collateral to consist of at least the maximum number of shares of Common Stock covered by the Seller's Contract at that time (or, if a Reorganization Event has occurred at or before that time, failure of the collateral to include the maximum number of shares of any Marketable Securities required to be pledged as described above); (B) if any U.S. Government obligations are pledged as substitute collateral for shares of Common Stock (or shares of Marketable Securities) at that time, failure of those U.S. Government obligations to have a market value at that time of at least 105% of the market price per share of Common Stock (or the then-Average Market Price per share of Marketable Securities, as the case may be) times the difference between (x) the maximum number of shares of Common Stock (or shares of Marketable Securities) covered by that Contract at that time and (y) the number of shares of Common Stock (or shares of Marketable Securities) pledged as collateral at that time; and (C) at any time after a Reorganization Event in which consideration other than Marketable Securities has been delivered, failure of any U.S. Government obligations pledged as collateral for Cash Delivery Obligations to have a market value at that time of at least 105% of those Cash Delivery Obligations, if that failure is not cured within one business day after notice of that failure is delivered to that Seller.

    The occurrence of a Collateral Event of Default under a Collateral Agreement, or the bankruptcy or insolvency of a Seller, will cause an automatic acceleration of that Seller's obligations under its Contract. In any such event, that Seller will become obligated to deliver the initial number of shares of Common Stock (or, after a Reorganization Event, the Marketable Securities or cash or a combination of Marketable Securities and cash deliverable instead of those shares of Common Stock) covered by that Seller's Contract, or any U.S. Government obligations then pledged as collateral for the Seller's obligations.

    Upon any acceleration under a Collateral Agreement, (i) the Collateral Agent will distribute to the Trust, for distribution pro rata to the holders, the shares of Common Stock then pledged by the Defaulting Seller, or cash generated from the liquidation of U.S. Government obligations then pledged by the Defaulting Seller, or a combination of Common Stock and cash (or, after a Reorganization Event, the Marketable Securities then pledged by the Defaulting Seller, cash generated from the liquidation of U.S. Government obligations then pledged by the Defaulting Seller, or a combination of Marketable Securities and cash) and (ii) the Custodian will liquidate a proportionate amount of the U.S. Treasury securities acquired by the Trust at closing and then held by the Trust and distribute the proceeds pro rata to the holders. After any distributions upon acceleration and liquidation in accordance with the foregoing sentence, the number of shares of Common Stock or Marketable Securities, as applicable, deliverable to holders on the Exchange Date will be proportionately reduced. In addition, if, by the Exchange Date, any substitute collateral has not been replaced by Common Stock (or, after a Reorganization Event, cash or Marketable Securities) sufficient to meet the obligations under any Contract, the Collateral Agent will distribute to the Trust for distribution pro rata to the holders the market value of the Common Stock required to be delivered under that Contract, in the form of any shares of Common Stock then pledged by the Sellers plus cash generated from the liquidation of U.S. Government obligations then pledged by the Sellers (or, after a Reorganization Event, the market value of the alternative consideration required to be delivered under that Contract, in the form of any Marketable Securities then pledged, plus any cash then pledged, plus cash generated from the liquidation of U.S. Government obligations then pledged). See "The Trust--Trust Termination".

    DESCRIPTION OF THE SELLERS. The Sellers are _________________. Please see the caption "Selling Stockholders" in the Company's prospectus for information about the Sellers.

THE U.S. TREASURY SECURITIES

    The Trust will purchase and hold a series of zero-coupon ("stripped") U.S. Treasury securities with face amounts and maturities corresponding to the distributions payable with respect to the Securities and the payment dates under the Securities. Up to 30% of the Trust's total assets may be invested in these U.S. Treasury securities. If any Contract is accelerated, then a proportionate amount of those U.S. Treasury securities then held in the Trust will be liquidated by the Administrator and the proceeds of that liquidation will be distributed pro rata to the holders, together with the amounts distributed upon acceleration. See "--Collateral Arrangements; Acceleration" and "The Trust--Trust Termination".

TEMPORARY INVESTMENTS

    For cash management purposes, the Trust may invest the proceeds of the U.S. Treasury securities and any other cash held by the Trust in short-term obligations of the U.S. Government maturing no later than the business day before the next distribution date. Not more than 5% of the Trust's total assets will be invested in those short-term obligations or held in cash at any one time.

INVESTMENT RESTRICTIONS

    As a matter of fundamental policy, the Trust may not purchase any securities or instruments other than the U.S. Treasury securities, the Contracts and the Common Stock or other assets received pursuant to the Contracts and, for cash management purposes, short-term obligations of the U.S. Government; issue any securities or instruments except for the Securities; make short sales or purchase securities on margin; write put or call options; borrow money; underwrite securities; purchase or sell real estate, commodities or commodities contracts including futures contracts; or make loans (other than the purchase of stripped U.S. Treasury securities as described in this Prospectus). The Trust also has adopted a fundamental policy that the Contracts may not be disposed of during the term of the Trust and that the U.S. Treasury securities held by the Trust may not be disposed of before the earlier of their respective maturities and the termination of the Trust.

    Because of the foregoing limitations, the Trust's investments will be concentrated in the cosmetics industry, which is the industry in which the Company operates. The Trust is not permitted to purchase restricted securities.


                          DESCRIPTION OF THE SECURITIES

    Each Security represents an equal proportional interest in the Trust, and a total of _______ Securities will be issued (assuming no exercise of the Underwriters' over-allotment option). Upon liquidation of the Trust, holders are entitled to share pro rata in the net assets of the Trust available for distribution. The Securities have no preemptive, redemption or conversion rights. Securities are fully paid and nonassessable by the Trust. The only securities that the Trust is authorized to issue are the Securities offered hereby and those sold to the initial holder referred to below. See "Underwriting".

DISTRIBUTIONS

    The Trust intends to distribute to holders on a quarterly basis an amount equal to $____ per Security (which amount equals the pro rata portion of the fixed quarterly cash distributions from the proceeds of the maturing U.S. Treasury securities held by the Trust). The first distribution, reflecting the Trust's operations from the date of this offering, will be made on September __, 1998 to holders of record as of the preceding Business Day. Distributions will then be made on March __, June __, September __ and December __, of each year to holders of record as of the preceding Business Day. Part of each distribution should be treated as a tax-free return of the holder's investment. See "Description of the Securities--Tax Treatment of Distributions" and "Certain Federal Income Tax Considerations--Recognition of Interest on the U.S. Treasury Securities".

    Upon termination of the Trust, as described under the caption "The Trust--Trust Termination", each holder will receive any remaining net assets of the Trust.

    The Trust does not permit the reinvestment of distributions.

TAX TREATMENT OF DISTRIBUTIONS

    The following table sets forth information regarding the distributions to be received on the U.S. Treasuries to be acquired by the Trust with part of the proceeds of the Offering (assuming no exercise of the Underwriters' over-allotment option), the portion of each year's distributions that will constitute a return of capital for U.S. federal income tax purposes and the amount of original issue discount accruing (assuming a yield-to-maturity accrual election in respect of any short-term U.S. Treasury securities) on those U.S. Treasuries with respect to a holder who acquires its Securities at the issue price from an Underwriter pursuant to the original offering. See "Certain Federal Income Tax Considerations--Recognition of Original Issue Discount on the U.S. Treasury Securities".

                                                           ANNUAL GROSS                                  ANNUAL INCLUSION OF
                                     ANNUAL GROSS        DISTRIBUTIONS FROM         ANNUAL RETURN OF        ORIGINAL ISSUE
                                   DISTRIBUTIONS FROM      U.S. TREASURIES             CAPITAL                 DISCOUNT
YEAR                               U.S. TREASURIES          PER SECURITY             PER SECURITY        IN INCOME PER SECURITY
----                               -----------------    -------------------        ----------------      ----------------------

1998...........................
1999...........................
2000...........................
2001...........................

    The annual distribution of $____ per Security is payable quarterly on each March __, June __, September __ and December __, commencing September __, 1998. Quarterly distributions on the Securities will consist solely of the cash received from the U.S. Treasury securities. The Trust will not be entitled to any dividends that may be declared on the Common Stock. See "Risk Factors--Shareholder Rights".

VOTING

    Holders are entitled to a full vote for each Security held on all matters to be voted on by holders and are not able to cumulate their votes in the election of Trustees. The Trustees of the Trust have been selected initially by Goldman Sachs, as the initial holder of Securities of the Trust. The Trust intends to hold annual meetings as required by the rules of the NYSE. The Trustees may call special meetings of holders for action by holder vote as may be required by either the Investment Company Act or the Amended and Restated Trust Agreement. The holders have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding Securities, to remove a Trustee. The Trustees will call a meeting of holders to vote on the removal of a Trustee upon the written request of the holders of record of 10% of the Securities or to vote on other matters upon the written request of the holders of record of 51% of the Securities (unless substantially the same matter was voted on during the previous 12 months). The Trustees will establish, and notify the holders in writing of, the record date for each such meeting. The Record Date must be not less than 10 nor more than 50 days before the meeting date. Holders at the close of business on the record date will be entitled to vote at the meeting. The Trust will also assist in communications with other holders as required by the Investment Company Act.

    In calculating the net asset value of the Trust as required by the Investment Company Act, the Amended and Restated Trust Agreement provides that
(i) the Treasury Securities will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the Trustees, (ii) short-term investments having a maturity of 60 days or less will be valued at cost with accrued interest or discount earned included in interest receivable and (iii) the Contracts will be valued on the basis of the bid price received by the Trust for the Contracts, or any portion of the Contracts covering not less than 1,000 shares, from an independent broker-dealer firm unaffiliated with the Trust to be named by the Trustees who is in the business of making bids on financial instruments similar to the Contracts and with comparable terms, or if such a bid quotation is not available, as determined in good faith by the Trustee.

BOOK-ENTRY-ONLY ISSUANCE

    The Depository Trust Company ("DTC") will act as securities depository for the Securities. The information in this section concerning DTC and DTC's book-entry system is based upon information obtained from DTC. The Securities offered hereby will be issued only as fully-registered securities registered in the name of Cede & Co. (as nominee for DTC). One or more fully-registered global Security certificates will be issued, representing in the aggregate the total number of Securities, and will be deposited with DTC.

    DTC is a limited-purpose trust company organized under the New York Banking Law, a "banking organization" within the meaning of the New York Banking Law, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds securities that its participants ("Participants") deposit with DTC. DTC also facilitates the settlement among Participants of securities transactions, such as transfers and pledges, in deposited securities through electronic computerized book-entry changes in Participants' accounts, eliminating the need for physical movement of securities certificates. Direct Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations ("Direct Participants"). Access to the DTC system is also available to others such as securities brokers and dealers, banks and trust companies that clear through or maintain a custodial relationship with a Direct Participant, either directly or indirectly ("Indirect Participants").

    Purchases of Securities within the DTC system must be made by or through Direct Participants, which will receive a credit for the Securities on DTC's records. The ownership interest of each actual purchaser of a Security ("Beneficial Owner") is in turn to be recorded on the Direct or Indirect Participants' records. Beneficial Owners will not receive written confirmation from DTC of their purchases, but Beneficial Owners are expected to receive written confirmations providing details of the transactions, as well as periodic statements of their holdings, from the Direct or Indirect Participants through which the Beneficial Owners purchased Securities. Transfers of ownership interests in Securities are to be accomplished by entries made on the books of Participants acting on behalf of Beneficial Owners. Beneficial Owners will not receive certificates representing their ownership interests in Securities, except upon a resignation of DTC.

    DTC has no knowledge of the actual Beneficial Owners of the Securities; DTC's records reflect only the identity of the Direct Participants to whose accounts those Securities are credited, which may or may not be the Beneficial Owners. The Participants will remain responsible for keeping account of their holdings on behalf of their customers.

    Conveyance of notices and other communications by DTC to Direct Participants, by Direct Participants to Indirect Participants, and by Direct Participants and Indirect Participants to Beneficial Owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

    Payments on the Securities will be made to DTC. DTC's practice is to credit Direct Participants' accounts on the relevant payment date in accordance with their respective holdings shown on DTC's records unless DTC has reason to believe that it will not receive payments on that payment date. Payments by Participants to Beneficial Owners will be governed by standing instructions and customary practices and will be the responsibility of that Participant and not of DTC or the Trust, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of dividends to DTC is the responsibility of the Trust, disbursement of those payments to Direct Participants is the responsibility of DTC, and disbursement of those payments to the Beneficial Owners is the responsibility of Direct and Indirect Participants.

    Except as provided herein, a Beneficial Owner of an interest in a global Security will not be entitled to receive physical delivery of Securities. Accordingly, each Beneficial Owner must rely on the procedures of DTC to exercise any rights under the Securities.

    DTC may discontinue providing its services as securities depository with respect to the Securities at any time by giving reasonable notice to the Trust. Under those circumstances, if a successor securities depository is not obtained, certificates representing the Securities will be printed and delivered.


                                  RISK FACTORS

INTERNAL MANAGEMENT; NO PORTFOLIO MANAGEMENT AND NO CHANGE IN ASSETS

    The Trust will not be managed like a typical closed-end investment company. The Trust will be internally managed by its Trustees and will not have any separate investment adviser.

    The Trust will not dispose of the Contracts even if the price of the Common Stock falls significantly or the financial condition of the Company suffers (or if, after a Reorganization Event, comparable developments occur affecting any Marketable Securities or the issuer of those Marketable Securities).

    Similarly, the U.S. Treasury securities held by the Trust may not be disposed of before the earlier of their respective maturities and the termination of the Trust, even if their value falls significantly.

LIMITED OPPORTUNITY FOR INCREASE IN VALUE; RISK OF DEPRECIATION IN COMMON STOCK

    Because the Contracts allow the Sellers to deliver less than a full share of Common Stock for each outstanding Security if the Average Market Price exceeds the Initial Price, the Securities have more limited appreciation potential than the Common Stock. If the price of Common Stock rises, a holder of a Security will not receive all of this increase in value. Holders will not receive any of this increase if the average market price of the Common Stock at the Exchange Date is below $______. Holders will receive only ____% of any increase in the value of the Common Stock over $____. On the other hand, holders of Securities will suffer any fall in the value of the Common Stock. The value of the Common Stock to be received by holders on the Exchange Date (and any cash received in lieu of those shares) may be less than the amount paid for the Securities. Furthermore, the Securities may trade below the value of the Common Stock if the Common Stock appreciates in value.

FIXED RATE OF DISTRIBUTIONS

    The distributions on the Securities will be of a fixed rate for the entire term of the Trust. If the dividend on the Common Stock is raised, distributions on the Securities may be lower than the dividends paid on the Common Stock.

DILUTION ADJUSTMENTS

    The number of shares of Common Stock that holders are entitled to receive at the termination of the Trust will be adjusted for certain events arising from stock splits and combinations, stock dividends and certain other actions of the Company that modify its capital structure. See "Investment Objective and Policies--The Contracts--Dilution Adjustments". The number of shares to be received by holders may not be adjusted for other events, such as offerings of Common Stock for cash or in connection with acquisitions, that may adversely affect the price of the Common Stock and, because of the relationship of the amount to be received pursuant to the

Contracts to the price of the Common Stock, these other events may adversely affect the trading price of the Securities. There can be no assurance that the Company will not take any of the foregoing actions, or that it will not make offerings of, or that major shareholders will not sell any, Common Stock in the future, or as to the amount of any such offerings or sales.

NON-DIVERSIFIED STATUS

    The Trust is considered non-diversified under the Investment Company Act, which means that the Trust is not limited in the proportion of its assets that may be invested in the obligations of a single issuer. The only assets held by the Trust will be the U.S. Treasury securities and the Contracts. As a result, an investment in the Trust will be riskier than an investment in an investment company with diversified investments.

TRADING VALUE AFFECTED BY COMMON STOCK PRICE AND OTHER FACTORS

    The Trust is a newly organized closed-end investment company with no previous operating history and the Securities are innovative securities. It is not possible to predict how the Securities will trade in the secondary market.

    The trading prices of the Securities in the secondary market will be directly affected by the trading prices of the Common Stock in the secondary market. The trading prices of the Common Stock may fluctuate, due to changes in the Company's financial condition, results of operations or prospects, or because of complex and interrelated political, economic, financial and other factors that can affect the capital markets generally, the stock exchanges or quotation systems on which the Common Stock is traded and the market segment of which the Company is a part. The trading price of the Securities may also fluctuate due to, among other things, fluctuations in interest rates and other factors that are difficult to predict and beyond the Trust's control. The Trust believes, however, that because of the yield on the Securities and the formula for determining the number of shares of Common Stock to be delivered on the Exchange Date, the Securities will tend to trade at a premium to the market value of the Common Stock to the extent the Common Stock price falls and at a discount to the market value of the Common Stock to the extent the Common Stock price rises. There can, however, be no assurance that the Securities will trade at a premium to the market value of the Common Stock.

    Shares of closed-end investment companies frequently trade at a discount from net asset value. This characteristic of investments in a closed-end investment company is a risk separate and distinct from the risk that the Trust's net asset value will fall. The Trust cannot predict whether its shares will trade at, below or above net asset value. The risk of purchasing investments in a closed-end investment company that might trade at a discount may be greater for investors who wish to sell their investments soon after completion of an initial public offering because for those investors, realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance.

LIMITED TRADING MARKET FOR SECURITIES

    Goldman Sachs currently intends, but is not obligated, to make a market in the Securities. There can be no assurance that a secondary market will develop or, if a secondary market does develop, that it will provide the holders with liquidity of investment or that it will continue for the life of the Securities. Goldman Sachs may cease to make a market in the Securities at any time without notice. Application will be made to list the Securities on the NYSE. Assuming the acceptance of that application, there can be no assurance that the Securities will not later be delisted or that trading in the Securities on the NYSE will not be suspended. If the Securities are delisted or suspended from trading on that exchange, the Trust will apply for listing of the Securities on another national securities exchange or for quotation on another trading market. If the Securities are not listed or traded on any securities exchange or trading market, or if trading of the Securities is suspended, pricing information for the Securities may be more difficult to obtain, and the price and liquidity of the Securities may be adversely affected.

SHAREHOLDER RIGHTS

    Holders of the Securities will not be entitled to any rights with respect to the Common Stock unless and until they actually receive Common Stock in exchange for the Securities. For example, holders of Securities will not be entitled to vote the shares of Common Stock or receive dividends.


                    CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

    The following discussion of the principal United States federal income tax consequences of ownership of Securities represents the opinion of Sullivan & Cromwell, counsel to the Trust. It deals only with Securities held as capital assets by a holder who acquires its Securities at the issue price from an Underwriter pursuant to the original offering, and not with special classes of holders, such as dealers in securities or currencies, banks, life insurance companies, persons who are not United States Holders (as defined below), persons that hold Securities that are part of a hedging transaction, straddle or conversion transaction, or persons whose functional currency is not the U.S. dollar. The summary is based on the Internal Revenue Code of 1986, as amended (the "Code"), its legislative history, existing and proposed regulations under the Code, published rulings and court decisions, all as currently in effect and all subject to change or different interpretation at any time, perhaps with retroactive effect. It should be noted that the Trust has not sought a ruling from the Internal Revenue Service with respect to the federal income tax consequences of ownership of Securities, and the Internal Revenue Service is not required to agree with the opinion of Sullivan & Cromwell.

    Prospective purchasers of Securities should consult their own tax advisors concerning the consequences, in their particular circumstances, under the Code and the laws of any state, local or other taxing jurisdiction, of ownership of Securities.

    A United States Holder is a beneficial owner of Securities who or that is
(i) a citizen or resident of the United States, (ii) a domestic corporation or
(iii) otherwise subject to United States federal income taxation on a net income basis in respect of Securities.

    Holders should also be aware that there are alternative characterizations of the assets of the Trust which could result in different federal income tax consequences. See "Alternative Characterizations" below. While Sullivan & Cromwell does not believe these alternative characterizations should apply for federal income tax purposes, there can be no assurance in this regard, and holders should consult their tax advisors concerning the risks associated with alternative characterizations. The following discussion assumes that no such alternative characterizations will apply.

    TAX STATUS OF THE TRUST. The Trust will be treated as a grantor trust for federal income tax purposes, and each holder will be considered the owner of its pro rata portions of the stripped U.S. Treasury securities and the Contracts in the Trust under the grantor trust rules of the Code. Income received by the Trust will be treated as income of the holders in the manner set forth below.

    RECOGNITION OF ORIGINAL ISSUE DISCOUNT ON THE U.S. TREASURY SECURITIES. The U.S. Treasury securities in the Trust will consist of stripped U.S. Treasury securities. A holder will be required to treat its pro rata portion of each U.S. Treasury security initially acquired by the Trust as a bond that was originally issued on the date the Trust acquired the relevant U.S. Treasury securities and will include original issue discount in income over the life of the U.S. Treasury securities in an amount equal to the holder's pro rata portion of the excess of the amounts payable on those U.S. Treasury securities over the value of the U.S. Treasury securities at the time the

Trust acquires them. The amount of that excess will constitute only part of the total amounts payable in respect of U.S. Treasury securities held by the Trust, however. Consequently, a substantial portion of each quarterly cash distribution to the holders will be treated as a tax-free return of the holders' investment in the U.S. Treasury securities and will not be considered current income for federal income tax purposes. See "Description of the Securities--Tax Treatment of Distributions".

    A holder (whether on the cash or accrual method of tax accounting) will be required to include original issue discount (other than original issue discount on short-term U.S. Treasury securities as defined below) in income for federal income tax purposes as it accrues on a constant yield basis. The Trust expects that more than 20% of the holders will be accrual basis taxpayers, in which case original issue discount on any short-term U.S. Treasury security (i.e., any U.S. Treasury security with a maturity of one year or less from the date it is purchased) held by the Trust also will be required to be included in income by the holders as it is accrued. Unless a holder elects to accrue the original issue discount on a short-term U.S. Treasury security according to a constant yield method based on daily compounding, that original issue discount will be accrued on a straight-line basis.

    TAX BASIS OF THE U.S. TREASURY SECURITIES AND THE CONTRACTS. A holder's initial tax basis in the Contracts and the U.S. Treasury securities, respectively, will equal its pro rata portion of the amounts paid for them by the Trust. It is currently anticipated that ____% and ____% of the net proceeds of the offering will be used by the Trust to purchase the U.S. Treasury securities and as payments for the Contracts, respectively. A holder's tax basis in the U.S. Treasury securities will be increased by the amounts of original issue discount included in income in respect of U.S. Treasury securities and decreased by each amount of cash received in respect of U.S. Treasury securities.

    TREATMENT OF THE CONTRACTS. Each holder will be treated as having entered into a pro rata portion of the Contracts and, at the Exchange Date, as having received a pro rata portion of the Common Stock or cash, Marketable Securities or a combination of Common Stock, Marketable Securities and cash delivered to the Trust.

    DISTRIBUTION OF THE COMMON STOCK. The delivery of Common Stock to the Trust pursuant to the Contracts and the Trust's distribution of Common Stock to the holders will not be taxable to the holders. Each holder's basis in its Common Stock will be equal to its basis in its pro rata portion of the Contracts less the portion of that basis allocable to any fractional shares of Common Stock for which cash is received. A holder will recognize short-term capital gain or loss upon receipt by the Trust of cash in lieu of fractional shares of Common Stock equal to the difference between the holder's allocable portion of the amount of cash received and the holder's basis in those fractional shares. The holding period for the Common Stock will begin on the day after it is acquired by the Trust.

    DISTRIBUTION OF CASH. If the Trust receives cash upon settlement of the Contracts, a holder will recognize capital gain or loss equal to the difference between the holder's allocable portion of the amount of cash received and the holder's basis in the Contracts settled for cash. Any gain or loss will be capital gain or loss which is taxable to holders as described below under "Sale of Securities".

    SALE OF SECURITIES. A holder who sells Securities will be treated as having sold its pro rata portions of the U.S. Treasury securities and the Contracts underlying the Securities. As a result, the holder will recognize capital gain or loss equal to the difference between the amount realized and the holder's aggregate tax bases in its pro rata portions of the U.S. Treasury securities and the Contracts. Any gain or loss will be long-term capital gain or loss if the Trust has held the relevant property for more than one year. Long-term capital gain of an individual holder will be subject to a maximum tax rate of 28% in respect of property held for more than one year. The maximum rate is reduced to 20% in respect of property held more than 18 months.

    ALTERNATIVE CHARACTERIZATIONS. Sullivan & Cromwell believes the Contracts should be treated for federal income tax purposes as prepaid forward contracts for the purchase of a variable number of shares of Common Stock.

    The Internal Revenue Service could conceivably seek to treat the Contracts differently. The Internal Revenue Service might, for example, seek to treat the cash paid to the Sellers pursuant to the Contracts as loans to the Sellers in exchange for contingent debt obligations of the Sellers. If the Internal Revenue Service were to prevail in making such an assertion, a holder might be required to include original issue discount in income over the life of the Securities at a market rate of interest for the Seller, taking account of all the relevant facts and circumstances. In addition, a holder would be required to include interest (rather than capital gain) in income on the Exchange Date in an amount equal to the excess, if any, of the value of the Common Stock received on the Exchange Date (or the proceeds from cash settlement of the Contracts) over the aggregate of the basis of the Contracts and any interest on the Contracts previously included in income (or might be entitled to an ordinary deduction to the extent of interest previously included in income and not ultimately received). The Internal Revenue Service could also conceivably take the view that a holder should include in income the amount of cash actually received each year on the Securities.

    BACKUP WITHHOLDING AND INFORMATION REPORTING. The payments of principal and original issue discount on the U.S. Treasury securities, and the proceeds received from cash settlement of the Contracts or the sale of Securities may be subject to U.S. backup withholding tax at the rate of 31% if the holder of those Securities fails to supply an accurate taxpayer identification number or otherwise to comply with applicable U.S. information reporting or certification requirements. Any amounts so withheld will be allowed as a credit against that holder's U.S. federal income tax liability and may entitle that holder to a refund, provided that the required information is furnished to the Internal Revenue Service.

    After the end of each calendar year, the Trust will furnish to each record holder of Securities an annual statement containing information relating to the payments on the U.S. Treasury securities received by the Trust. The Trust will also furnish annual information returns to each record holder of the Securities and to the Internal Revenue Service.


                                  UNDERWRITING

    Subject to the terms and conditions of the Underwriting Agreement, the Trust has agreed to sell the Securities to the Underwriters, and the Underwriters have agreed to purchase the Securities from the Trust.

    Under the terms and conditions of the Underwriting Agreement, the Underwriters are committed to take and pay for all of the Securities offered hereby, if any are taken.

    The Underwriters propose to offer the Securities in part directly to the public at the price to the public set forth on the cover page of this Prospectus and in part to certain securities dealers at that price less a concession of $____ per Security. The Underwriters may allow, and those dealers may re-allow, a concession not more than $____ per Security to certain brokers and dealers. After the Securities are released for sale to the public, the offering price and other selling terms may from time to time be varied by the Underwriters. The sales load of $__________ per Security is equal to ____% of the initial public offering price. Investors must pay for any Securities purchased in the initial public offering on or before June __, 1998.

    In connection with the offering, the Underwriters may purchase and sell the Securities and the Common Stock in the open market. These transactions may include over-allotment and stabilizing transactions and purchases to cover syndicate short positions created in connection with the offering. Stabilizing transactions consist of certain bids or purchases for the purpose of preventing or retarding a fall in the market price of the securities or the Common Stock; and short positions created by the Underwriters involve the sale by the Underwriters of a greater number of Securities than they are required to purchase from the Trust in the offering. The Underwriters also may impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of the Securities sold in the offering may be reclaimed by the syndicate if those securities are repurchased by the syndicate in stabilizing or covering transactions. These activities may stabilize, maintain or otherwise affect the market price of the Securities which may be higher than the price that might otherwise prevail in the open market, and these activities, if commenced, may be discontinued at any time. These transactions may be effected on the NYSE, in the over-the-counter market or otherwise.

    In light of the fact that proceeds from the sale of the Securities will be used by the Trust to purchase the Contracts from the Sellers, the Underwriting Agreement provides that the Sellers will pay to the Underwriters the Underwriters' Compensation of $____ per Security.

    The Trust has granted the Underwriters an option exercisable for 30 calendar days after the date of this Prospectus to purchase up to an aggregate of _______ additional Securities solely to cover over-allotments, if any. If the Underwriters exercise their over-allotment option, they will receive the Underwriters' Compensation referred to above for each Security so purchased.

    The Sellers and the Company have agreed that, during the period beginning from the date of this Prospectus and continuing to and including the date 90 days after the date of this Prospectus, they will not offer, sell, contract to sell or otherwise dispose of any Common Stock or other securities of the Company (other than pursuant to employee stock option plans existing, or on the conversion or exchange of convertible or exchangeable securities outstanding, on the date of this Prospectus) which are substantially similar to the Common Stock or which are convertible or exchangeable into Common Stock or other securities which are substantially similar to the Common Stock, without the prior written consent of Goldman Sachs.

    The Securities will be a new issue of securities with no established trading market. Application has been made to list the Securities on the NYSE. Goldman Sachs has advised the Company that they intend to make a market in the Securities, but they are not obligated to do so and may discontinue market making at any time without notice. No assurance can be given as to the liquidity of the trading market for the Securities.

    Goldman Sachs has informed the Trust that it will not confirm sales to any accounts over which it exercises discretionary authority without specific written approval of those transactions by the customer.

    The SEC has issued an order that exempts the Trust from the requirements of
Section 12(d)(1) of the Investment Company Act that restrict the amount of Securities that registered investment companies could otherwise own. Accordingly, registered investment companies may hold Securities in excess of the limits imposed by Sections 12(d)(1)(A)(i) and 12(d)(1)(C) of the Investment Company Act. However, any such investment company will be required to vote its Securities in proportion to the votes of all other holders.

    The Company and the Sellers have agreed to indemnify the Underwriters against certain liabilities, including certain liabilities under the Securities Act of 1933.

    One Security has been subscribed for by Goldman Sachs at an aggregate purchase price of $100.00. No Securities will be sold to the public until the Securities subscribed for have been purchased and the purchase price of the Securities paid in full to the Trust.


                             VALIDITY OF SECURITIES

    The validity of the Securities will be passed upon for the Trust by Sullivan & Cromwell, New York, New York, and for the Underwriters by Fried, Frank, Harris, Shriver & Jacobson (a partnership including professional corporations), New York, New York.


                                     EXPERTS

    The financial statement included in this Prospectus has been audited by _______________, independent accountants, as stated in their opinion appearing herein, and has been so included in reliance upon that opinion given upon the authority of that firm as experts in accounting and auditing.


                               FURTHER INFORMATION

    The Trust has filed with the Securities and Exchange Commission, Washington, D.C. 20549, a Registration Statement under the Securities Act of 1933, as amended, with respect to the Securities offered hereby. More information concerning the Securities and the Trust may be found in the Registration Statement of which this Prospectus constitutes a part. The Registration Statement may be inspected without charge at the Commission's office in Washington, D.C., and copies of all or any part of the Registration Statement may be obtained from that office after payment of the fees prescribed by the Commission. The Registration Statement is also available on the Commission's website (http://www.sec.gov).

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Securityholders of Sixth Automatic Common Exchange Security Trust:

    We have audited the accompanying statement of assets and liabilities of Sixth Automatic Common Exchange Security Trust as of June __, 1998. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's management, as well as evaluating the overall financial statement presentation. We believe that our audit of the financial statement provides a reasonable basis for our opinion.

    In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Sixth Automatic Common Exchange Security Trust, as of June __, 1998 in conformity with generally accepted accounting principles.


New York, New York
June __, 1998

                 SIXTH AUTOMATIC COMMON EXCHANGE SECURITY TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE __, 1998

                                     ASSETS

Cash..................................................................$   100
                                                                      -------
Total assets..................... ....................................$   100
                                                                      ========

                                   LIABILITIES

 ......................................................................$     0
                                                                      -------
NET ASSETS
Balance applicable to 1 Security outstanding..........................$   100
                                                                      -------
Net asset value per Security..........................................$   100
                                                                      =======

---------------------------

(1) Sixth Automatic Common Exchange Security Trust (the "Trust") was established on June __, 1998 and has had no operations to date other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940. Costs incurred in connection with the organization of the Trust will be paid by the Underwriters.

(2) The Trust proposes to sell Trust Automatic Common Exchange Securities (the "Securities") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

    The Trust is a newly organized, finite-term trust established to purchase and hold a portfolio of stripped U.S. treasury securities and a forward purchase contract with existing shareholders of [Company] relating to the Common Stock of [Company]. The Trust will be internally managed and will not have an investment adviser. The administration of the Trust, which will be overseen by the trustees, will be carried out by ____________________ as trust administrator. ____________________ will also serve as custodian, paying agent, registrar and transfer agent with respect to the Securities. Ongoing fees and anticipated expenses for the term of the Trust will be paid for by ____________________.

(3) The Trust issued one Security on June __, 1998 to Goldman, Sachs & Co. in consideration for the aggregate purchase price of $100.

    The Amended and Restated Trust Agreement provides that before the offering, the Trust will split the outstanding Security to be effected on the date that the price and underwriting discount of the Securities being offered to the public is determined, but before the sale of the Securities to Goldman, Sachs & Co. The initial Security will be split into the smallest whole number of Securities that would result in the per Security amount recorded as shareholders' equity after effecting the split not exceeding the Public Offering price per Security.

                                    GLOSSARY

    "Administration Agreement" means the Administration Agreement between the Trust and The Chase Manhattan Bank, as Trust Administrator.

    "Administrator" means The Chase Manhattan Bank (or its successor) in its capacity as Trust Administrator under the Administration Agreement.

    "Amended and Restated Trust Agreement" means the trust agreement dated as of June __, 1998 pursuant to which the Trust was formed, as amended and restated as of June __, 1998.

    "Appreciation Threshold Price" means $_______.

    "Average Market Price" per share of Common Stock on any date means the average Closing Price per share of Common Stock for the 20 Trading Days immediately before, but not including, that date.

    "Beneficial Owner" means an actual purchaser of a Security, which will not receive written confirmation from DTC of their purchases of Securities but which are expected to receive written confirmations providing details of the transactions, as well as periodic statements of their holdings, from the Direct or Indirect Participants through which the Beneficial Owners purchased Securities.

    "Calculation Period" means any period of Trading Days for which an average security price must be determined pursuant to the Contracts.

    "Cash Delivery Obligations" means, for any Seller after a Reorganization Event, the Transaction Value of any consideration other than Marketable Securities received by that Seller in exchange for the maximum number of shares covered by its Contract at the time of the Reorganization Event.

    "Cash Settlement Alternative" means the provision of each Contract that permits the Seller to elect to pay cash upon settlement of that Contract in an amount equal to the then Average Market Price of the number of shares of Common Stock determined pursuant to the definition of "Exchange Rate".

    "Closing Price" of the Common Stock on any date of determination means the daily closing sale price (or, if no closing sale price is reported, the last reported sale price) of the Common Stock as reported on the NYSE Consolidated Tape on that date of determination or, if the Common Stock is not listed for trading on the NYSE on any such date, as reported in the composite transactions for the principal United States securities exchange on which the Common Stock is so listed, or if the Common Stock is not so listed on a United States national or regional securities exchange, as reported by The NASDAQ National Market or, if the Common Stock is not so reported, the last quoted bid price for the Common Stock in the over-the-counter market as reported by the National Quotation Bureau or similar organization, provided that if any event that results in an adjustment to the number of shares of Common Stock deliverable under the Contracts as described under "--The Contracts--Dilution Adjustments" occurs before the Exchange Date, the Closing Price as determined pursuant to the foregoing will be appropriately adjusted to reflect the occurrence of that event.

    "Code" means the Internal Revenue Code of 1986, as amended.

    "Collateral Agent" means The Chase Manhattan Bank (or its successor) in its capacity as Collateral Agent under the Collateral Agreements.

    "Collateral Agreements" means the Collateral Agreements between the Sellers and The Chase Manhattan Bank, as Collateral Agent, securing the Sellers' obligations under their respective Contracts.

    "Collateral Event of Default" under any Seller's Collateral Agreement means, at any time, (A) if no U.S. Government obligations are pledged as substitute collateral at or before that time, failure of the collateral to consist of at least the maximum number of shares of Common Stock covered by that Seller's Contract at that time (or, if a Reorganization Event has occurred at or before that time, failure of the collateral to include the maximum number of shares of any Marketable Securities required to be pledged as described under "Investment Objective and Policies--The Contracts--Collateral Arrangements; Acceleration" above); (B) if any U.S. Government obligations are pledged as substitute collateral for shares of Common Stock (or shares of Marketable Securities deliverable pursuant to the Contracts) at that time, failure of those U.S. Government obligations to have a market value at that time of at least 105% of the market price per share of Common Stock (or the then-Average Market Price per share of those Marketable Securities, as the case may be) times the difference between (x) the maximum number of shares of Common Stock (or shares of those Marketable Securities) covered by that Contract at that time and (y) the number of shares of Common Stock (or shares of those Marketable Securities) pledged as collateral at that time; and (C) at any time after a Reorganization Event in which consideration other than Marketable Securities has been delivered, failure of any U.S. Government obligations pledged as collateral for Cash Delivery Obligations to have a market value at that time of at least 105% of those Cash Delivery Obligations, if that failure is not cured within one business day after notice of that failure is delivered to that Seller.

    "Common Stock" means the Common Stock, par value $__ per share, of the Company.

    "Company" means [Company], a ___________ corporation.

    "Company Prospectus" means the prospectus of the Company, dated June __, 1998 (pages A-1 through A-23 hereof), which describes the Company and the shares of Common Stock deliverable to the holders upon mandatory exchange of the Securities on the Exchange Date.

    "Company Successor" means a surviving entity or subsequent entity of the Company.

    "Contracts" means the forward purchase contracts between the Sellers and the Trust relating to the Common Stock.

    "Custodian" means The Chase Manhattan Bank (or its successor) in its capacity as Custodian under the Custodian Agreement.

    "Custodian Agreement" means the Custodian Agreement between the Trust and The Chase Manhattan Bank, as Custodian.

    "Defaulting Seller" means a Seller with respect to which a Collateral Event of Default has occurred under that Seller's Collateral Agreement or that is the subject of a bankruptcy or insolvency.

    "Direct  Participants"  means  Participants  of DTC,  including  brokers and
dealers,   banks,  trust  companies,   clearing  corporation  and certain  other
organizations, that are direct Participants of DTC.

    "DTC" means The Depository Trust Company.

    "Excess Purchase Payment" means the excess, if any, of (i) the cash and the value (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator, whose determination will be conclusive) of all other consideration paid by the Company with respect to one share of Common Stock acquired in a tender offer or exchange offer by the Company over (ii) the Then-Current Market Price per share of Common Stock.

    "Exchange Date" means June __, 2001.

    "Exchange Rate" means the rate of exchange of Common Stock for Securities on the Exchange Date, and will be determined as follows (adjusted in certain events):


    o if the Average Market Price is less than the Appreciation Threshold Price but equal to or greater than the Initial Price, the Exchange Rate will be the number of shares of Common Stock having a value (determined at the Average Market Price) equal to the Initial Price;

    o if the Average Market Price is equal to or greater than the Appreciation Threshold Price, the Exchange Rate will be 0.____ shares of Common Stock; and

    o if the Average Market Price is less than the Initial Price, the Exchange Rate will be one share of Common Stock.

    "Excluded Distribution" means any Permitted Dividend, any cash distributed in consideration of fractional shares of Common Stock and any cash distributed in a Reorganization Event.

    "holders" means the registered holders of the Securities.

    "Indirect Participants" means Participants of DTC, such as securities brokers and dealers, banks and trust companies, that clear through or maintain a custodial relationship with a Direct Participant, either directly or indirectly.

    "Initial Price" means $_______.

    "Insufficiency Determination" means a determination by the Collateral Agent that U.S. Government obligations pledged by any Seller as substitute collateral fails to meet the requirements described under "Investment Objective and Policies--The Contracts--Collateral Arrangements; Acceleration" above at any valuation, or that that Seller has failed to pledge additional collateral required as a result of a dilution adjustment increasing the maximum number of shares of Common Stock or shares of Marketable Securities covered by that Seller's Contract.

    "Investment Company Act" means the Investment Company Act of 1940, as amended.

    "majority of the Trust's outstanding Securities" means the lesser of (i) 67% of the Securities represented at a meeting at which more than 50% of the outstanding Securities are represented, and (ii) more than 50% of the outstanding Securities.

    "Managing Trustee" means the Trustee of the Trust designated to serve as Managing Trustee.

    "Marketable Securities" means any common equity securities (whether voting or non-voting) listed on a U.S. national securities exchange or reported by The NASDAQ National Market.

    "NYSE" means the New York Stock Exchange.

    "Participants" means participants of DTC.

    "Paying Agent" means ChaseMellon Shareholder Services, L.L.C. (or its successor) in its capacity as transfer agent, registrar and Paying Agent under the Paying Agent Agreement.

    "Paying Agent Agreement" means the Paying Agent Agreement between the Trust and ChaseMellon Shareholder Services, L.L.C., as transfer agent, registrar and Paying Agent.

    "Permitted Dividend" means any quarterly cash dividend on the Common Stock, other than a quarterly cash dividend that exceeds the immediately preceding quarterly cash dividend, and then only to the extent that the per share amount of that dividend results in an annualized dividend yield on the Common Stock of more than 12.5%.

    "Pricing Date" means the date that a Rollover Offering is priced.

    "Reorganization Event" means (A) any consolidation or merger of the Company, or any Company Successor, with or into another entity (other than a merger or consolidation in which the Company is the continuing corporation and in which the Common Stock outstanding immediately before the merger or consolidation is not exchanged for cash, securities or other property of the Company or another corporation), (B) any sale, transfer, lease or conveyance to another corporation of the property of the Company or any Company Successor as an entirety or substantially as an entirety, (C) any statutory exchange of securities of the Company or any Company Successor with another corporation (other than in connection with a merger or acquisition) or (D) any liquidation, dissolution or winding up of the Company or any Company Successor.

    "SEC" means the Securities and Exchange Commission.

    "Securities" means the $_____ Trust Automatic Common Exchange Securities of the Trust.

    "Sellers" means [list Selling Stockholders].

         "Then-Current Market Price" of the Common Stock means the average Closing Price per share of Common Stock for a Calculation Period of five Trading Days immediately before the time that adjustment is effected (or, in the case of an adjustment effected at the opening of business on the business day after a record date, immediately before the earlier of the time that adjustment is effected and the related "ex-date" on which the shares of Common Stock first trade regular way on their principal market without the right to receive the relevant dividend, distribution or issuance); provided that if no Closing Price for the Common Stock is determined for one or more (but not all) of such Trading Days, such Trading Days will be disregarded in the calculation of the Then-Current Market Price (but no additional Trading Days will be added to the Calculation Period). If no Closing Price for the Common Stock is determined for any of such Trading Days, the most recently available Closing Price for the Common Stock before those five Trading Days will be the Then-Current Market Price.

    "Trading Day" means a day on which the Common Stock (A) is not suspended from trading on any national or regional securities exchange or association or over-the-counter market at the close of business and (B) has traded at least once on the national or regional securities exchange or association or over-the-counter market that is the primary market for the trading of that security.

    "Transaction Value" means (i) for any cash received in a Reorganization Event, the amount of cash received per share of Common Stock, (ii) for any property other than cash or Marketable Securities received in any such Reorganization Event, an amount equal to the market value on the date the Reorganization Event is consummated of such property received per share of Common Stock as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator and (iii) for any Marketable Securities received in a Reorganization Event, an amount equal to the average Closing Price per share of those securities on the 20 Trading Days immediately before the Exchange Date multiplied by the number of those securities received for each share of Common Stock; provided that if no Closing Price for those Marketable Securities is determined for one or more (but not all) of those Trading Days, those Trading Days will be disregarded in the calculation of that average Closing Price (but no additional Trading Days will be added to the Calculation Period). If no Closing Price for the Marketable Securities is determined for all those Trading Days, the calculation in the preceding clause (iii) will be based on the most recently available Closing Price for the Marketable Securities before those 20 Trading Days. The number of shares of Marketable Securities included in the calculation of Transaction Value for purposes of the preceding clause (iii) will be adjusted if a dilution event of the type described above occurs with respect to the issuer of the Marketable Securities between the time of the Reorganization Event and the Exchange Date. For purposes of determining the Transaction Value, the terms "Trading Day" and "Closing Price" will have the same meanings, as applied to those Marketable Securities, as these terms have as applied to the Common Stock for purposes of determining the Average Market Price.

    "Trust" means the Sixth Automatic Common Exchange Security Trust.

    "Trustees" means the three trustees who will internally manage the Trust.

    "Underwriters"  means  Goldman,   Sachs  &  Co.,  the  Underwriters  of  the
Securities.

    "Underwriters' Compensation" means the compensation of $____ per Security payable to the Underwriters by the Sellers pursuant to the Underwriting Agreement.

    "United States Holders" means a beneficial owner of Securities who or that is (i) a citizen or resident of the United States, (ii) a domestic corporation or (iii) otherwise covered by United States federal income taxation on a net income basis in respect of Securities.

==================================================    ==================================================

    NO  PERSON  HAS BEEN  AUTHORIZED  TO GIVE ANY
INFORMATION  OR MAKE  ANY  REPRESENTATIONS  OTHER
THAN THOSE CONTAINED IN THIS PROSPECTUS,  AND, IF                     ___________ Shares
GIVEN    OR    MADE,    SUCH    INFORMATION    OR
REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING
BEEN   AUTHORIZED.   THIS   PROSPECTUS  DOES  NOT
CONSTITUTE AN OFFER TO SELL OR A SOLICITATION  OF                      SIXTH AUTOMATIC
ANY OFFER TO BUY ANY  SECURITIES  OTHER  THAN THE                      COMMON EXCHANGE
SECURITIES  TO WHICH IT  RELATES  OR ANY OFFER TO                      SECURITY TRUST
SELL OR THE SOLICITATION OF ANY OFFER TO BUY SUCH
SECURITIES  IN ANY  CIRCUMSTANCES  IN WHICH  SUCH
OFFER OR SOLICITATION IS UNLAWFUL.



                --------------                                     $____ TRUST AUTOMATIC COMMON
                                                                         EXCHANGE SECURITIES
                                                                          (TRACES(TM)/(SM))
              TABLE OF CONTENTS
                                             PAGE
Prospectus Summary...........................   2
The Trust...................................    8
Use of Proceeds.............................   10
Investment Objective and Policies...........   11
Description of the Securities...............   21                    ------------------------
Risk Factors................................   24                            PROSPECTUS
Certain Federal Income Tax Considerations...   26                    -------------------------
Underwriting................................   28
Validity of Securities......................   30
Experts.....................................   30
Further Information.........................   30
Report of Independent Accountants...........   31
Statement of Assets and Liabilities.........   32
Glossary....................................   33                       GOLDMAN,SACHS & CO.
Appendix A: Prospectus of [Company].........  A-1

          -------------------------



    UNTIL ________,  1998 (25 DAYS AFTER THE DATE
OF  THIS  PROSPECTUS)  ALL  DEALERS  THAT  EFFECT
TRANSACTIONS  IN THE  SECURITIES,  WHETHER OR NOT
PARTICIPATING  IN THIS OFFERING,  MAY BE REQUIRED
TO DELIVER A  PROSPECTUS.  THIS IS IN ADDITION TO
THE DEALERS'  OBLIGATION  TO DELIVER A PROSPECTUS
WHEN ACTING AS  UNDERWRITERS  AND WITH RESPECT TO
THEIR UNSOLD ALLOTMENTS OR SUBSCRIPTIONS.

==================================================    ==================================================


                                     PART C

OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

     (a)    Financial Statements
            Part A --  Report of Independent Accountants.
                       Statement of Assets and Liabilities.
            Part B --  None.

     (b)    Exhibits
            2.a.(i)    Trust Agreement
            2.a.(ii)   Form of Amended and Restated Trust Agreement*
            2.d        Form of Specimen Certificate of Trust Automatic
                       Common Exchange Security (included in Exhibit 2.a.(ii))*
            2.h        Form of Underwriting Agreement*
            2.j        Form of Custodian Agreement*
            2.k.(i)    Form of Administration Agreement*
            2.k.(ii)   Form of Paying Agent Agreement*
            2.k.(iii)  Form of Purchase Contract*
            2.k.(iv)   Form of Collateral Agreement*
            2.k.(v)    Form of Fund Expense Agreement*
            2.k.(vi)   Form of Fund Indemnity Agreement*
            2.l        Opinion and Consent of Counsel to the Trust*
            2.n.(i)    Tax Opinion of Counsel to the Trust (Consent contained in
                       Exhibit 2.n.(i))*
            2.n.(iii)  Consent of Independent Public Accountants*
            2.n.(iv)   Consents to Being Named as Trustee*
            2.p        Form of Subscription Agreement*
            2.r        Financial Data Schedule*

---------------------------

*  To be Filed by Amendment.


ITEM 25.       MARKETING ARRANGEMENTS

    See the Form of Underwriting Agreement to be filed as Exhibit 2.h to this Registration Statement.

ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

    The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:


Registration fees................................................  $
New York Stock Exchange listing fee..............................
Printing (other than certificates)...............................
Fees and expenses of qualification under state securities
  laws (excluding fees of counsel)...............................
Accounting fees and expenses.....................................
Legal fees and expenses..........................................
NASD fees........................................................
Miscellaneous....................................................
Total............................................................   $
                                                                    ======

ITEM 27. PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    Before June __, 1998 the Trust had no existence. As of the effective date, the Trust will have entered into a Subscription Agreement for one Security with Goldman, Sachs & Co. and an Underwriting Agreement with respect to _________ Securities with Goldman, Sachs & Co.

ITEM 28. NUMBER OF HOLDERS OF SECURITIES

                                                                    NUMBER OF
TITLE OF CLASS                                                   RECORD HOLDERS
--------------                                                   --------------
Trust Automatic Common Exchange Securities................            1


ITEM 29. INDEMNIFICATION

    The Underwriting Agreement, to be filed as Exhibit 2.h to this Registration Statement, provides for indemnification to the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the "Securities Act").

    The Amended and Restated Trust Agreement filed as Exhibit 2.a.(ii) to this Registration Statement provides for indemnification to each Trustee against any claim or liability incurred in acting as Trustee of the Trust, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the Trustee's duties. The Custodian Agreement, Administration Agreement and Paying Agent Agreement filed as Exhibits 2.j, 2.k.(i) and 2.k.(iii) to this Registration Statement provide for indemnification to the Custodian,
Administrator and Paying Agent against any loss or expense incurred in the performance of their obligations under the respective agreements, unless such loss or expense is due to willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations. The Fund Indemnity Agreement filed as
Exhibit 2.k.(vi) to this Registration Statement provides that Goldman Sachs will indemnify the Trust for certain indemnification expenses incurred under the Amended and Restated Trust Agreement, the Custodian Agreement, the Administration Agreement and the Paying Agent Agreement.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. If a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    Not Applicable.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

    The Trust's accounts, books and other documents are currently located at the offices of the Registrant, c/o Goldman, Sachs & Co., 85 Broad Street, New York, New York 10004 and at the offices of ___________________, _______________, the
Registrant's   Administrator,   Custodian,  paying  agent,  transfer  agent  and
registrar.

ITEM 32. MANAGEMENT SERVICES

    Not applicable.

ITEM 33. UNDERTAKINGS

    (a) The Registrant hereby undertakes to suspend offering of its units until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value falls more than 10 percent from its net asset value as of the effective date of the Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

    (b) The Registrant hereby undertakes that (i) for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective; (ii) for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, State of New York, on the 17th day of June, 1998.

                                       SIXTH AUTOMATIC COMMON EXCHANGE
                                       SECURITY TRUST

                                       By: /s/ Paul S. Efron
                                          --------------------------------------
                                               Paul S. Efron
                                               Trustee

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person, in the capacities and on the date indicated.


      NAME                    TITLE                                DATE
      ----                    -----                                ----


 /s/ Paul S. Efron            Principal Executive Officer,         June 17, 1998
---------------------------   Principal Financial Officer,
   Paul S. Efron              Principal Accounting Officer and
                              Trustee

                                 EXHIBIT INDEX


                                                                                SEQUENTIAL
EXHIBIT                                                                           PAGE
NUMBER          DESCRIPTION                                                      NUMBER
-------         -----------                                                     ----------

2.a.(i)         Trust Agreement
2.a.(ii)        Form of Amended and Restated Trust Agreement*
2.d             Form of Specimen Certificate of Trust Automatic Common
                Exchange Security (included in Exhibit 2.a.(ii))*
2.h             Form of Underwriting Agreement*
2.j             Form of Custodian Agreement*
2.k.(i)         Form of Administration Agreement*
2.k.(ii)        Form of Paying Agent Agreement*
2.k.(iii)       Form of Purchase Contract*
2.k.(iv)        Form of Collateral Agreement*
2.k.(v)         Form of Fund Expense Agreement*
2.k.(vi)        Form of Fund Indemnity Agreement*
2.l             Opinion and Consent of Counsel to the Trust*
2.n.(i)         Tax Opinion of Counsel to the Trust (Consent contained in
                Exhibit 2.n.(i))*
2.n.(iii)       Consent of Independent Public Accountants*
2.n.(iv)        Consents to Being Named as Trustee*
2.p             Form of Subscription Agreement*
2.r             Financial Data Schedule*



---------------------------

  *   To be Filed by Amendment.